UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
12/31/11 (Unaudited)

CORPORATE BONDS AND NOTES (28.6%)(a)
			Principal amount	Value

Basic materials (2.3%)

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			$245,000	$213,763

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			177,000	169,478

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			270,000	286,875

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			185,000	191,013

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.546s, 2013 (Netherlands)			75,000	69,750

Dynacast International, LLC/Dynacast Finance, Inc. 144A notes 9 1/4s, 2019			60,000	56,550

Exopack Holding Corp. 144A sr. notes 10s, 2018			150,000	150,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			283,000	284,415

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			284,000	286,840

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			180,000	172,439

Grohe Holding GmbH 144A company guaranty sr. notes FRN 5.426s, 2017 (Germany)		EUR	313,000	357,950

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			$205,000	169,125

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			160,000	150,000

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			287,000	304,220

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			200,000	203,000

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	238,000	229,379

Lyondell Chemical Co. company guaranty sr. notes 8s, 2017			$147,000	160,598

Lyondell Chemical Co. company guaranty notes 11s, 2018			466,658	509,823

LyondellBasell Industries NV 144A company guaranty sr. notes 6s, 2021 (Netherlands)			220,000	228,250

Momentive Performance Materials, Inc. notes 9s, 2021			296,000	224,960

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014 (In default)(NON)			58,000	42,848

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A company guaranty sr. sub. notes 8 3/8s, 2018			60,000	59,700

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			215,000	230,588

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			243,000	241,178

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	405,000	554,981

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013			$110,000	105,050

Rockwood Specialties Group, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2014		EUR	50,000	65,221

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 2.712s, 2015 (Germany)		EUR	152,000	190,824

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$115,000	115,000

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			143,000	156,228

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			321,000	348,284

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2012			25,000	26,031

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			269,000	280,433

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			177,000	203,550

Thompson Creek Metals Co., Inc. company guaranty sr. unsec. notes 7 3/8s, 2018 (Canada)			105,000	93,450

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			201,000	201,000

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			218,000	220,180

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			85,000	51,850

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014			175,000	178,500

				7,783,324
Capital goods (1.5%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016			199,000	203,975

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			95,000	100,938

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			104,000	102,960

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			35,000	34,650

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			81,000	87,885

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	140,000	178,035

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$298,000	325,564

Berry Plastics Corp. company guaranty notes FRN 4.421s, 2014			200,000	188,000

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			97,000	97,485

Berry Plastics Corp. notes 9 3/4s, 2021			24,000	23,940

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			147,000	150,675

Crown Americas, LLC/Crown Americas Capital Corp. III company guaranty sr. unsec. notes 6 1/4s, 2021			140,000	146,300

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	50,000	65,338

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			$418,000	428,450

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			24,000	26,070

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			253,000	243,513

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			115,000	119,025

Rexel SA company guaranty sr. unsec. notes 8 1/4s, 2016 (France)		EUR	229,000	311,208

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A sr. notes 8 3/4s, 2016		EUR	377,000	500,398

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			$130,000	132,275

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			100,000	95,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019			100,000	104,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019			100,000	97,000

Ryerson, Inc. company guaranty sr. notes 12s, 2015			334,000	337,340

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			150,000	159,000

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			140,000	143,500

Terex Corp. sr. unsec. sub. notes 8s, 2017			58,000	56,840

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			323,000	334,304

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			117,000	126,068

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			290,000	311,750

				5,231,986
Communication services (3.8%)

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			75,000	77,625

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			200,000	221,500

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			150,000	160,875

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			71,000	75,704

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			131,000	132,965

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			101,000	105,040

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			146,000	154,760

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015			88,000	88,330

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			270,000	250,763

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			630,000	603,224

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			233,000	203,875

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			354,000	354,000

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			480,000	495,600

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			70,000	75,600

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			326,000	327,630

Hughes Satellite Systems Corp. 144A sr. notes 6 1/2s, 2019			214,000	223,095

Hughes Satellite Systems Corp. 144A sr. unsec. notes 7 5/8s, 2021			260,000	273,000

Equinix, Inc. sr. unsec. notes 7s, 2021			130,000	137,800

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			753,000	762,412

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			365,000	381,425

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			212,000	214,385

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			871,812	841,298

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			253,000	244,778

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			135,000	130,275

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		EUR	130,000	170,403

Kabel Deutschland GmbH 144A sr. sec. bonds 6 1/2s, 2018 (Germany)		EUR	105,000	140,191

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$124,000	129,425

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			220,000	224,950

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			40,000	39,400

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			59,000	62,614

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			407,000	413,104

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			103,000	94,245

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			360,000	408,600

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			65,000	64,350

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			261,000	281,880

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			156,000	171,600

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	180,000	220,837

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			$181,000	181,683

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			75,000	82,607

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			105,000	114,188

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			180,000	193,950

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			1,100,000	985,874

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			147,000	122,010

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			170,000	178,288

Sunrise Communications Holdings SA 144A company guaranty sr. notes 8 1/2s, 2018 (Luxembourg)		EUR	100,000	127,468

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	293,000	391,118

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	218,000	291,593

UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)		EUR	361,000	474,358

Virgin Media Finance PLC company guaranty sr. unsec. bond 8 7/8s, 2019 (United Kingdom)		GBP	50,000	83,099

Wind Acquisition Finance SA 144A company guaranty sr. sec. bonds 7 3/8s, 2018 (Luxembourg)		EUR	325,000	357,830

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			$60,000	64,275

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			247,000	267,377

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			109,000	111,725

				12,985,001
Conglomerates (—%)

SPX Corp. sr. unsec. notes 7 5/8s, 2014			115,000	126,500

				126,500
Consumer cyclicals (5.3%)

Academy Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			25,000	24,500

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			20,000	16,600

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			407,000	343,914

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			250,000	218,125

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			170,000	161,500

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			238,000	242,165

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			74,000	76,220

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			255,000	267,750

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			75,000	56,063

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			71,000	48,458

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			285,000	182,756

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			52,000	46,280

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			100,000	107,500

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			75,000	78,750

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			180,000	189,000

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec notes 10s, 2019			140,000	136,850

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			500,000	342,500

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			350,000	371,437

Carlson Wagonlit BV company guaranty sr. sec. notes FRN Ser. REGS, 7.341s, 2015 (Netherlands)		EUR	275,000	292,370

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			$70,000	76,125

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			110,000	95,975

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			120,000	101,100

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021			305,000	276,787

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			40,000	40,900

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)			286,063	295,002

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			135,000	113,738

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			99,000	66,330

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			453,000	489,240

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			155,000	158,100

Conti-Gummi Finance B.V. company guaranty bonds Ser. REGS, 7 1/8s, 2018 (Netherlands)		EUR	307,000	397,240

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			$235,000	208,563

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 7 5/8s, 2016			117,000	124,166

DISH DBS Corp. company guaranty 6 5/8s, 2014			517,000	551,897

DISH DBS Corp. company guaranty sr. unsec. notes 7 3/4s, 2015			117,000	128,700

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			192,000	206,880

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			300,000	288,000

Ford Motor Credit Co., LLC sr. unsec. notes 7s, 2015			125,000	134,375

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			385,000	385,998

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			410,000	425,374

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			210,000	198,450

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			226,000	251,565

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			175,000	177,625

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			434,000	475,230

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			150,000	140,250

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			356,000	325,740

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	346,000	427,931

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			$165,000	174,900

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	63,014

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			$100,000	112,000

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			795,000	781,087

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			70,000	72,800

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			155,000	164,300

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			195,000	217,660

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			340,000	15,300

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			55,000	53,900

MGM Resorts International company guaranty sr. notes 9s, 2020			105,000	116,288

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			65,000	60,125

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019			520,000	442,000

Navistar International Corp. sr. notes 8 1/4s, 2021			296,000	313,760

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			135,000	128,588

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			145,000	156,600

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			155,000	130,975

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			115,000	108,963

Owens Corning company guaranty sr. unsec. notes 9s, 2019			542,000	646,334

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			50,000	54,375

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			160,000	164,000

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			100,000	107,000

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			100,000	95,000

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			55,000	58,163

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			320,000	316,800

Polish Television Holding BV sr. notes stepped-coupon Ser. REGS, 11 1/4s (13s, 11/15/14), 2017 (Netherlands)(STP)		EUR	380,000	497,293

QVC Inc. 144A sr. notes 7 1/2s, 2019			$120,000	128,700

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			50,000	43,500

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			126,000	128,520

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			152,000	116,280

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			140,000	142,100

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014			75,000	74,250

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			135,000	147,488

Sears Holdings Corp. company guaranty 6 5/8s, 2018			139,000	105,640

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			36,000	34,380

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			70,000	71,750

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			45,000	45,450

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			293,000	320,468

Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013			30,000	30,488

Travelport, LLC company guaranty 11 7/8s, 2016			127,000	36,830

Travelport, LLC company guaranty 9 7/8s, 2014			45,000	26,775

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			244,000	134,810

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	110,000	144,789

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$350,000	374,500

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			200,000	193,000

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			105,000	116,550

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			65,000	73,775

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			524,000	550,200

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			125,000	126,250

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			135,000	118,125

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			275,000	283,250

				18,383,112
Consumer staples (1.7%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	1,400,000	752,724

Archibald Candy Corp. company guaranty sub. notes 10s, 2012 (In default)(F)(NON)			$88,274	2,825

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			105,000	108,675

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			345,000	347,587

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			184,000	200,330

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			48,000	47,040

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			100,373	95,605

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			124,000	94,240

Constellation Brands, Inc. company guaranty sr. unsec. notes 7 1/4s, 2017			23,000	25,300

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			111,000	121,961

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			257,000	279,488

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			118,000	116,525

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			115,000	123,481

Dole Food Co. 144A sr. notes 8s, 2016			87,000	90,698

EC Finance PLC company guaranty sr. bonds Ser. REGS, 9 3/4s, 2017 (United Kingdom)		EUR	424,000	419,412

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			$165,000	171,600

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	100,000	104,528

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			$5,000	5,025

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018			65,000	67,925

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	156,000	207,266

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			$620,000	579,700

Landry's, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			72,000	75,780

Libbey Glass, Inc. sr. notes 10s, 2015			49,000	52,430

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			215,000	220,375

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			315,000	314,605

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			321,000	292,913

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			55,000	60,775

Roadhouse Financing, Inc. notes 10 3/4s, 2017			115,000	111,838

Service Corporation International sr. notes 7s, 2019			80,000	84,200

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018			385,000	421,093

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			185,000	185,925

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			41,000	40,078

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			8,000	8,080

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			191,000	189,568

				6,019,595
Energy (5.4%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			150,000	145,125

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			159,000	154,230

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			283,000	320,440

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017			164,000	190,098

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			305,000	311,863

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			200,000	204,000

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			221,000	222,105

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			65,000	42,738

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			347,000	350,470

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			140,000	151,200

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			398,000	411,930

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			495,000	566,774

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			135,000	135,000

Complete Production Services, Inc. company guaranty 8s, 2016			388,000	403,520

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			225,000	234,563

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	225,000	199,895

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			$125,000	138,125

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			710,000	777,450

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			30,000	30,300

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			365,000	398,763

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			118,000	131,865

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			95,000	98,800

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			405,000	382,724

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			98,000	86,240

Forbes Energy Services Ltd. company guaranty sr. unsec notes 9s, 2019			150,000	140,250

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 5/8s, 2018			180,000	188,550

Gazprom OAO Via Gaz Capital SA 144A sr. sec. bond 9 1/4s, 2019 (Russia)			2,055,000	2,440,640

Gazprom Via Gaz Capital SA 144A company guaranty sr. unsec. bond 8.146s, 2018 (Russia)			176,000	198,199

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			230,000	257,510

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			195,000	195,000

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			455,000	473,200

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014			340,000	342,125

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			155,000	155,775

Infinis PLC 144A sr. notes 9 1/8s, 2014 (United Kingdom)		GBP	98,000	153,707

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019			$70,000	52,850

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			76,000	76,000

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			188,000	199,280

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			135,000	138,038

Milagro Oil & Gas company guaranty notes 10 1/2s, 2016			225,000	157,500

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			275,000	257,439

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			348,000	351,915

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			165,000	178,406

Peabody Energy Corp. company guaranty 7 3/8s, 2016			494,000	543,400

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			19,000	19,950

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			440,000	527,428

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			625,000	656,626

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			95,000	105,688

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			1,665,000	1,055,010

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			395,000	309,036

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			920,000	653,504

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			160,000	120,640

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			225,000	213,188

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			175,000	189,875

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			240,000	260,400

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7 1/4s, 2019 (Philippines)			425,000	513,187

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			150,000	166,500

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			124,000	133,920

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			40,000	39,700

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			578,000	583,780

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			85,000	88,400

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			60,000	60,000

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017			480,000	482,400

				18,767,234
Financials (4.2%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			135,000	123,863

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			140,000	135,044

Ally Financial, Inc. company guaranty sr. unsec. notes 7s, 2012			25,000	25,063

Ally Financial, Inc. company guaranty sr. unsec. notes 6 7/8s, 2012			403,000	408,038

Ally Financial, Inc. company guaranty sr. unsec. notes 6 5/8s, 2012			512,000	516,480

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			65,000	68,575

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			565,000	570,650

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.727s, 2014			39,000	33,884

Banco do Brasil SA 144A sr. unsec. notes 9 3/4s, 2017 (Brazil)		BRL	436,000	243,099

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			$990,000	970,172

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.257s, 2012			95,188	95,091

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			56,000	57,400

CIT Group, Inc. 144A bonds 7s, 2017			1,051,000	1,049,685

CIT Group, Inc. 144A bonds 7s, 2016			378,000	377,528

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			205,000	212,175

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			55,000	58,025

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			170,000	168,300

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			95,000	94,288

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			65,000	65,163

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			385,000	400,400

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			21,000	19,373

JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %, 2017			1,000,000	1,123,026

JPMorgan Chase & Co. 144A unsec. unsub. notes 8s, 2012		INR	19,000,000	354,884

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			$252,000	253,575

Majapahit Holding BV 144A company guaranty sr. unsec. notes 8s, 2019 (Indonesia)			400,000	468,000

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			1,085,000	1,261,170

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec notes 6 7/8s, 2021(R)			75,000	74,344

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			128,000	136,640

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			191,000	189,568

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			85,000	85,425

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 9s, 2014 (Russia)			1,425,000	1,539,000

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South Korea)			137,000	139,536

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			155,000	152,216

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			200,000	173,952

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.332s, 2014			60,000	54,750

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			305,000	310,843

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,385,000	1,416,162

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			130,000	127,400

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.609s, 2012 (Russia)			927,000	947,802

				14,500,589
Health care (1.4%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			139,000	136,220

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			100,000	108,000

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			160,000	162,400

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	220,000	290,316

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	124,283

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$428,000	381,990

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			45,000	46,238

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			145,000	148,444

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			203,000	216,703

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			220,000	219,450

Endo Pharmaceutical Holdings, Inc. company guaranty sr. unsec notes 7s, 2019			130,000	138,450

Grifols, Inc. company guaranty sr. unsec notes 8 1/4s, 2018			226,000	237,300

HCA, Inc. sr. notes 6 1/2s, 2020			688,000	712,080

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			195,000	199,388

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec notes 8 3/8s, 2019			375,000	327,188

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			150,000	156,000

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			310,000	297,600

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			120,841	120,539

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			160,000	166,800

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			119,000	135,958

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			198,000	222,255

Tenet Healthcare Corp. 144A company guaranty notes 6 1/4s, 2018			200,000	203,500

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			30,000	29,625

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			75,000	74,813

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			30,000	29,963

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			7,000	4,375

				4,889,878
Technology (1.3%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			261,000	268,178

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			32,000	28,800

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			162,000	145,800

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			76,000	73,720

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			139,000	107,725

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			316,000	246,480

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019			120,000	114,600

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			111,000	119,880

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			76,000	82,270

First Data Corp. company guaranty sr. unsec notes 12 5/8s, 2021			445,000	387,150

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			484,401	461,996

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			97,000	80,510

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			75,000	75,000

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			50,000	47,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			43,000	44,828

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			368,000	401,120

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			470,000	489,975

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			314,000	342,260

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			186,000	197,858

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			351,000	363,724

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			149,000	153,098

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			188,000	198,340

				4,430,312
Transportation (0.3%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	528,000	548,068

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			$198,000	203,940

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			285,000	299,963

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			125,000	53,125

				1,105,096
Utilities and power (1.4%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			475,000	522,500

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			135,000	145,463

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			165,000	178,200

Calpine Corp. 144A sr. notes 7 1/4s, 2017			425,000	446,250

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			495,000	324,225

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			151,000	110,230

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			69,000	66,930

Edison Mission Energy sr. unsec. notes 7.2s, 2019			147,000	91,875

Edison Mission Energy sr. unsec. notes 7s, 2017			23,000	14,950

El Paso Natural Gas Co. debs. 8 5/8s, 2022			247,000	313,067

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			595,000	624,750

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			296,000	312,280

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			300,000	327,750

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			295,000	299,425

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	45,563

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			115,000	124,200

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			595,000	580,125

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			110,000	113,977

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			135,000	114,581

				4,756,341

Total corporate bonds and notes (cost $100,536,011)				$98,978,968

MORTGAGE-BACKED SECURITIES (22.8%)(a)
			Principal amount	Value

American Home Mortgage Assets
FRB Ser. 06-6, Class A1A, 0.484s, 2046			$2,943,006	$1,265,493
FRB Ser. 06-4, Class 1A11, 0.484s, 2046			2,719,635	1,155,845

American Home Mortgage Investment Trust FRB Ser. 06-2, Class 1A2, 0.454s, 2046			5,877,547	1,998,366

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036			163,000	122,250
Ser. 01-1, Class K, 6 1/8s, 2036			367,000	66,060
Ser. 07-5, Class XW, IO, 0.421s, 2051			105,820,287	1,753,336

Banc of America Funding Corp. FRB Ser. 07-B, Class A1, 0.495s, 2047			890,344	454,075

Barclays Capital, LLC Trust
FRB Ser. 07-AA2, Class 12A1, 0.504s, 2047			1,572,771	707,747
FRB Ser. 07-AA1, Class 2A1, 0.474s, 2037			1,279,995	614,398

Bear Stearns Asset Backed Securities Trust
FRB Ser. 06-IM1, Class A3, 0.574s, 2036			1,235,811	259,520
FRB Ser. 06-IM1, Class A1, 0.524s, 2036			1,269,661	609,437

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A1A, 3.779s, 2037			504,228	230,587

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.064s, 2044			32,988,410	124,650

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.88s, 2014 (United Kingdom)		GBP	444,023	482,698
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (United Kingdom)		GBP	226,682	264,028

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.68s, 2036			$4,381,329	2,486,404
FRB Ser. 06-OA10, Class 3A1, 0.484s, 2046			2,850,666	1,231,773
FRB Ser. 06-HY11, Class A1, 0.414s, 2036			1,737,498	851,374

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.581s, 2035			98,540	16,205
FRB Ser. 05-R3, Class AF, 0.694s, 2035			96,832	77,950

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			354,000	116,749

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR1, Class 1A3, 0.624s, 2036			4,227,971	1,395,230
FRB Ser. 06-AR6, Class A6, 0.484s, 2037			701,242	308,546
FRB Ser. 06-AR3, Class A1, 0.484s, 2036			986,713	389,752
FRB Ser. 06-AR3, Class A5, 0.464s, 2036			2,278,563	1,389,923

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			286,492	274,316

European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 1.835s, 2014 (United Kingdom)		GBP	23,751	22,131

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.487s, 2032			$308,138	489,238
IFB Ser. 3408, Class EK, 24.673s, 2037			191,794	299,130
IFB Ser. 2979, Class AS, 23.253s, 2034			102,628	137,422
IFB Ser. 3072, Class SM, 22.776s, 2035			257,089	387,829
IFB Ser. 3072, Class SB, 22.63s, 2035			230,309	345,947
IFB Ser. 3249, Class PS, 21.357s, 2036			211,531	306,320
IFB Ser. 3031, Class BS, 16.029s, 2035			374,223	541,606
IFB Ser. 3951, Class CS, IO, 6.472s, 2026			5,370,408	930,799
IFB Ser. 3727, Class PS, IO, 6.422s, 2038			2,940,795	354,054
IFB Ser. 3287, Class SE, IO, 6.422s, 2037			1,334,496	171,403
IFB Ser. 3835, Class SC, IO, 6.372s, 2038			2,756,091	489,234
IFB Ser. 3677, Class SA, IO, 6.272s, 2040			7,945,141	881,752
IFB Ser. 3485, Class SI, IO, 6.272s, 2036			419,254	59,668
IFB Ser. 3708, Class SA, IO, 6.172s, 2040			7,093,471	916,689
IFB Ser. 3852, Class TB, 5.722s, 2041			1,265,738	1,313,861
IFB Ser. 3768, Class PS, IO, 5.722s, 2036			7,965,045	1,004,688
Ser. 3645, Class ID, IO, 5s, 2040			1,141,963	118,159
Ser. 3653, Class KI, IO, 5s, 2038			2,476,961	237,838
Ser. 3632, Class CI, IO, 5s, 2038			1,285,386	126,058
Ser. 3626, Class DI, IO, 5s, 2037			875,362	45,957
Ser. 3623, Class CI, IO, 5s, 2036			798,250	73,711
Ser. 3747, Class HI, IO, 4 1/2s, 2037			619,924	74,005
Ser. 3738, Class MI, IO, 4s, 2034			6,293,810	561,452
Ser. 3736, Class QI, IO, 4s, 2034			7,806,868	565,998
Ser. 3751, Class MI, IO, 4s, 2034			8,551,274	518,635
Ser. 3707, Class HI, IO, 4s, 2023			1,048,476	42,306
Ser. 3707, Class KI, IO, 4s, 2023			1,720,797	47,115
Ser. T-57, Class 1AX, IO, 0.43s, 2043			3,015,749	33,927
Ser. 3124, Class DO, PO, zero %, 2036			18,368	15,740
FRB Ser. 3326, Class YF, zero %, 2037			52,929	48,661
FRB Ser. 3326, Class WF, zero %, 2035			12,827	11,788
FRB Ser. 3030, Class EF, zero %, 2035			16,318	16,131
FRB Ser. 3412, Class UF, zero %, 2035			3,478	3,462

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.138s, 2036			398,028	683,742
IFB Ser. 07-53, Class SP, 23.123s, 2037			224,312	341,699
IFB Ser. 08-24, Class SP, 22.207s, 2038			195,683	312,320
IFB Ser. 05-75, Class GS, 19.369s, 2035			247,915	349,639
IFB Ser. 05-83, Class QP, 16.631s, 2034			261,106	350,922
IFB Ser. 10-135, Class SP, IO, 6.306s, 2040			4,414,412	856,325
IFB Ser. 11-51, Class SJ, IO, 6.256s, 2041			3,562,182	570,412
IFB Ser. 404, Class S13, IO, 6.106s, 2040			5,842,453	828,197
IFB Ser. 10-35, Class SG, IO, 6.106s, 2040			4,179,348	755,877
IFB Ser. 11-51, Class SM, IO, 5.556s, 2041			6,008,604	803,110
Ser. 374, Class 6, IO, 5 1/2s, 2036			1,005,961	130,161
IFB Ser. 10-46, Class WS, IO, 5.456s, 2040			4,475,194	508,516
Ser. 10-21, Class IP, IO, 5s, 2039			2,335,019	325,357
Ser. 10-92, Class CI, IO, 5s, 2039			1,308,959	158,299
Ser. 398, Class C5, IO, 5s, 2039(F)			890,496	118,991
Ser. 10-13, Class EI, IO, 5s, 2038			575,121	34,579
Ser. 378, Class 19, IO, 5s, 2035			2,505,734	311,518
Ser. 366, Class 22, IO, 4 1/2s, 2035			922,449	76,563
Ser. 406, Class 2, IO, 4s, 2041			4,025,820	547,828
Ser. 406, Class 1, IO, 4s, 2041			2,538,427	345,425
Ser. 03-W10, Class 1, IO, 1.444s, 2043			716,988	32,264
Ser. 99-51, Class N, PO, zero %, 2029			32,908	31,006
IFB Ser. 06-48, Class FG, zero %, 2036			12,541	12,246

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.094s, 2020			2,792,079	69,802

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			65,687	56,491

Government National Mortgage Association
IFB Ser. 11-56, Class SG, 6.784s, 2041			1,480,999	1,616,792
IFB Ser. 11-56, Class MS, 6.782s, 2041			3,081,368	3,345,596
IFB Ser. 10-142, Class SA, IO, 6.415s, 2039			3,071,755	429,086
IFB Ser. 10-151, Class SL, IO, 6.415s, 2039			1,541,003	281,002
IFB Ser. 11-37, Class SB, IO, 6.415s, 2038			4,143,137	562,982
IFB Ser. 10-85, Class AS, IO, 6.365s, 2039			3,013,181	477,872
IFB Ser. 10-85, Class SD, IO, 6.365s, 2038			508,561	83,592
IFB Ser. 11-37, Class SD, IO, 6.365s, 2038			5,330,902	719,352
IFB Ser. 10-163, Class SI, IO, 6.347s, 2037			4,168,236	648,815
IFB Ser. 11-11, Class PS, IO, 6.315s, 2040			415,054	67,720
IFB Ser. 10-98, Class QS, IO, 6.315s, 2040			3,090,497	500,042
IFB Ser. 10-47, Class HS, IO, 6.315s, 2039			1,884,451	325,482
IFB Ser. 10-31, Class HS, IO, 6.315s, 2039			682,792	108,441
IFB Ser. 10-157, Class SN, IO, 6.267s, 2038			2,795,635	449,566
IFB Ser. 10-62, Class PS, IO, 6.215s, 2040			2,538,103	421,579
IFB Ser. 10-53, Class SA, IO, 6.215s, 2039			1,766,700	280,340
IFB Ser. 10-120, Class SB, IO, 5.915s, 2035			1,067,320	114,502
IFB Ser. 10-20, Class SC, IO, 5.865s, 2040			268,873	44,590
IFB Ser. 11-79, Class AS, IO, 5.825s, 2037			3,444,809	351,543
IFB Ser. 10-113, Class DS, IO, 5.815s, 2039			2,368,368	349,855
IFB Ser. 10-115, Class SN, IO, 5.815s, 2038			1,446,737	221,828
IFB Ser. 10-115, Class AS, IO, 5.765s, 2040			1,492,967	249,624
IFB Ser. 10-116, Class SL, IO, 5.765s, 2039			1,466,280	251,320
IFB Ser. 10-168, Class SL, IO, 5.715s, 2040			1,846,005	297,428
IFB Ser. 10-121, Class SE, IO, 5.715s, 2040			2,482,490	372,870
IFB Ser. 11-70, Class SM, IO, 5.607s, 2041			2,415,000	666,250
IFB Ser. 11-70, Class SH, IO, 5.607s, 2041			2,481,000	687,659
Ser. 11-116, Class IB, IO, 5s, 2040			5,060,512	517,943
Ser. 11-81, Class MI, IO, 5s, 2040			1,198,862	204,310
Ser. 10-68, Class MI, IO, 5s, 2039			1,069,475	163,266
IFB Ser. 11-12, Class IB, IO, 4.53s, 2040			1,700,774	194,960
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			1,732,246	226,543
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			440,289	72,923
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			1,717,131	248,950
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			5,120,583	781,196
Ser. 10-103, Class IN, IO, 4 1/2s, 2039			210,473	26,465
Ser. 10-107, Class PI, IO, 4 1/2s, 2036			830,763	86,175
Ser. 11-70, PO, zero %, 2041			5,498,743	4,439,520
Ser. 06-36, Class OD, PO, zero %, 2036			12,275	11,307

Greenpoint Mortgage Funding Trust FRB Ser. 06-AR1, Class GA1B, 0.464s, 2036			5,227,249	2,626,693

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO, 0.303s, 2039			68,604,263	1,223,925

Harborview Mortgage Loan Trust
FRB Ser. 05-7, Class 1A1, 3.126s, 2045			765,478	363,602
FRB Ser. 05-16, Class 3A1A, 0.535s, 2036			3,108,583	1,667,133
FRB Ser. 06-8, Class 2A1A, 0.477s, 2036			2,409,632	1,415,659

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 3A1, 2.841s, 2036			721,870	295,967
FRB Ser. 06-AR39, Class A1, 0.474s, 2037			3,610,098	1,683,208
FRB Ser. 06-AR35, Class 2A1A, 0.464s, 2037			1,068,875	468,002

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.494s, 2037			749,663	301,740
FRB Ser. 06-A7, Class 1A1, 0.454s, 2036			1,747,809	803,992
FRB Ser. 06-A6, Class 1A1, 0.454s, 2036			778,410	410,246
FRB Ser. 07-A1, Class 1A1A, 0.434s, 2037			853,566	298,748

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.15s, 2051			64,047,135	634,579

LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s, 2031			253,101	220,831

LB-UBS Commercial Mortgage Trust 144A Ser. 02-C2, Class K, 6.529s, 2035(F)			922,000	881,947

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.424s, 2037			700,551	339,767

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.392s, 2028			511,148	11,501

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.383s, 2037			705,975	42,358
Ser. 07-C5, Class X, IO, 4.764s, 2049			2,174,682	157,664

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039			1,730,000	1,438,063

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043			1,215,429	1,215,672

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.726s, 2012			874	—

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033			123,000	6,150

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018			193,000	193,000

Structured Adjustable Rate Mortgage Loan Trust FRB Ser. 07-4, Class 1A1, 0.534s, 2037			720,986	277,580

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.993s, 2045			3,433,072	480,630
Ser. 07-4, Class 1A4, IO, 1s, 2045			4,630,680	188,121

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, IO, 0.378s, 2046			17,697,499	274,311

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A2, 0.444s, 2036			1,631,856	599,707

WAMU Mortgage Pass-Through Certificates FRB Ser. 05-AR11, Class A1C4, 0.734s, 2045			1,073,665	574,411

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-0C2, Class A3, 0.604s, 2037			984,770	482,537

Total mortgage-backed securities (cost $80,785,207)				$78,927,745

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.3%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$890,835	$1,010,228

				1,010,228
U.S. Government Agency Mortgage Obligations (9.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041			796,551	818,674

Federal National Mortgage Association Pass-Through Certificates
3 1/2s, December 1, 2040			728,966	750,464
3 1/2s, TBA, January 1, 2042			28,000,000	28,800,626
3 1/2s, TBA, December 1, 2041			2,000,000	2,058,750

				32,428,514

Total U.S. government and agency mortgage obligations (cost $32,980,086)				$33,438,742

U.S. TREASURY OBLIGATIONS (1.1%)(a)
			Principal amount	Value

U.S. Treasury Bonds 3.125% 11/15/41(i)			$1,502,000	$1,579,698

U.S. Treasury Notes 3.750% 11/15/18(i)			72,000	84,093

U.S. Treasury Notes 1.000% 3/31/12(i)			2,255,000	2,265,923

Total U.S. treasury Obligations (cost $3,929,715)				$3,929,715

ASSET-BACKED SECURITIES (8.7%)(a)
			Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.444s, 2036			$115,000	$46,226

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-HE9, Class 1A2, 0.444s, 2036			3,781,000	1,550,210

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.169s, 2034			44,757	14,122

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-OPX1, Class A1A, 0.364s, 2037			405,559	141,946

Conseco Finance Securitizations Corp. FRB Ser. 01-4, Class M1, 2.02s, 2033			295,000	162,643

Countrywide Asset Backed Certificates
FRB Ser. 07-7, Class 2A3, 0.524s, 2047			2,847,000	1,007,126
FRB Ser. 07-3, Class 2A2, 0.464s, 2047			1,302,000	918,209
FRB Ser. 07-6, Class 2A2, 0.464s, 2037			538,000	429,055
FRB Ser. 06-8, Class 2A3, 0.454s, 2046			660,000	376,200
FRB Ser. 07-8, Class 2A2, 0.424s, 2037			1,864,000	1,344,876
FRB Ser. 06-25, Class 2A2, 0.414s, 2047			758,478	659,876
FRB Ser. 07-1, Class 2A2, 0.394s, 2037			1,467,000	1,073,111

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038			475,859	19,034

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF11, Class 2A3, 0.444s, 2036			871,000	418,080

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 4.13s, 2043		EUR	1,028,000	852,312
FRB Ser. 03-2, Class 3C, 3.52s, 2043		GBP	384,009	382,032

Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020			$858,870	429,435
Ser. 94-4, Class B2, 8.6s, 2019			311,877	149,181
Ser. 93-1, Class B, 8.45s, 2018			134,051	98,385
Ser. 97-6, Class M1, 7.21s, 2029			1,087,000	948,468

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.594s, 2036			2,560,741	1,152,334
FRB Ser. 05-15, Class 2A2, 0.544s, 2036			1,174,195	602,831
FRB Ser. 05-14, Class 2A2, 0.544s, 2035			865,213	406,650
FRB Ser. 05-11, Class 3A4, 0.544s, 2035			1,159,128	869,346
FRB Ser. 07-3, Class A4A, 0.514s, 2047			1,632,539	604,039
FRB Ser. 06-1, Class A2, 0.514s, 2036			1,199,435	497,766
FRB Ser. 07-4, Class A2, 0.494s, 2037			831,032	295,017
FRB Ser. 06-8, Class 2A2, 0.474s, 2036			5,130,158	1,923,809
FRB Ser. 06-11, Class 2A2, 0.454s, 2036			1,436,090	567,705
FRB Ser. 06-12, Class A2A, 0.444s, 2036			991,423	436,226
FRB Ser. 06-8, Class 2A1, 0.354s, 2036			1,510,619	543,823
FRB Ser. 06-12, Class A1, 0.344s, 2036			1,915,290	761,328
FRB Ser. 07-3, Class 2A1A, 0.194s, 2047			1,171,891	480,475

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.294s, 2030			401,321	11,036

JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-WMC3, Class A5, 0.534s, 2036			4,264,009	1,279,203

Lehman XS Trust FRB Ser. 05-6, Class 1A4, 0.674s, 2035			1,218,000	395,850

Long Beach Mortgage Loan Trust FRB Ser. 06-5, Class 2A3, 0.444s, 2036			2,157,281	733,475

Merrill Lynch First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 07-1, Class A2B, 0.464s, 2037			969,845	389,150

Mid-State Trust Ser. 11, Class B, 8.221s, 2038			94,843	95,058

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.494s, 2034			46,693	11,743

Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029			661,673	575,656
Ser. 95-B, Class B1, 7.55s, 2021			164,459	124,385
Ser. 00-D, Class A4, 7.4s, 2030			1,538,670	942,435
Ser. 01-D, Class A4, 6.93s, 2031			534,034	389,845
Ser. 01-E, Class A4, 6.81s, 2031			847,128	669,231
Ser. 01-C, Class A2, 5.92s, 2017			792,005	363,332

Residential Asset Mortgage Products, Inc. FRB Ser. 07-RZ1, Class A2, 0.454s, 2037			163,829	102,529

Residential Asset Securities Corp. Ser. 01-KS3, Class AII, 0.754s, 2031			1,174,179	879,453

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D, 0.504s, 2036			246,000	69,940

Structured Asset Securities Corp.
FRB Ser. 06-BC5, Class A4, 0.464s, 2036			2,548,000	697,515
FRB Ser. 06-BC2, Class A3, 0.444s, 2036			3,834,008	2,070,364

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			506,438	60,773

TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037			390,000	195,000

Total asset-backed securities (cost $36,211,612)				$30,217,849

FOREIGN GOVERNMENT BONDS AND NOTES (6.8%)(a)
			Principal amount/Units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$1,520,000	$1,280,934

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			197,000	192,552

Argentina (Republic of) sr. unsec. bonds FRB 0.629s, 2013			1,431,000	341,422

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			5,501,000	5,102,178

Argentina (Republic of) sr. unsec. unsub. bonds Ser. $ V, 10 1/2s, 2012		ARS	2,039,000	467,980

Brazil (Federal Republic of) unsec. notes 10s, 2017		BRL	1,500	811,376

Brazil (Federal Republic of) unsub. notes 10s, 2014		BRL	990	550,985

Chile (Republic of) notes 5 1/2s, 2020		CLP	170,000,000	339,683

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			$265,000	241,813

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013		INR	22,600,000	409,959

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			$690,000	752,818

Hungary (Republic of) sr. unsec. unsub. notes 6 3/8s, 2021			4,000	3,680

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2014			1,590,000	1,721,143

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014		RUB	9,750,000	284,453

Russia (Federation of) 144A unsec. unsub. bonds 7 1/2s, 2030			$2,037,400	2,367,561

Sri Lanka (Republic of) 144A notes 7.4s, 2015			200,000	209,532

Turkey (Republic of) bonds 16s, 2012		TRY	175,000	93,234

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017			$1,205,000	1,357,372

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			175,000	145,250

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012			925,000	913,549

Ukraine (Government of) 144A bonds 7 3/4s, 2020			695,000	601,175

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			760,000	667,538

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,400,000	1,344,000

Venezuela (Republic of) bonds 8 1/2s, 2014			225,000	209,297

Venezuela (Republic of) unsec. notes 10 3/4s, 2013			1,985,000	2,005,148

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018			1,285,000	1,259,107

Total foreign government bonds and notes (cost $23,636,945)				$23,673,739

PURCHASED OPTIONS OUTSTANDING (6.2%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.765% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765		6,075,000	37,483

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		2,578,000	24,568

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		2,578,000	24,568

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		2,578,000	24,568

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		2,578,000	24,568

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA April 2022.	Apr-12/1.861		2,578,000	24,568

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		12,195,000	136,950

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		12,195,000	136,950

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		12,195,000	136,950

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		12,195,000	136,950

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		12,195,000	136,950

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		12,195,000	136,950

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.985% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.985		2,770,000	37,007

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		12,195,000	169,998

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		12,195,000	169,998

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 2.015% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015		2,430,000	34,433

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		800,000	16,936

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		800,000	14,144

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3475% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475		3,552,000	115,511

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3475% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475		3,552,000	38,788

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.35% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35		2,531,000	83,599

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		18,875,000	331,256

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042		2,633,000	55,293

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		6,702,000	170,700

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		800,000	24,152

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		800,000	21,392

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		5,475,900	330,361

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		5,475,900	68,131

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		14,787,763	1,641,442

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		14,787,763	48,800

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375		2,633,000	74,435

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27		4,714,000	162,963

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		$800,000	$29,952

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		800,000	26,976

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675		4,714,000	186,203

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		2,260,000	245,798

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		2,260,000	166,191

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		23,593,538	87,768

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		23,593,538	1,416

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		26,034,000	69,771

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		26,034,000	6,769

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.1% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.10		110,567,000	54,178

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		14,770,875	390,985

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		14,770,875	443

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		7,744,000	112,056

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		7,744,000	96,955

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24		3,664,000	79,802

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24		3,664,000	21,105

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.30		3,552,000	93,489

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.30		3,552,000	17,618

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545		23,593,538	86,116

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545		23,593,538	24

Option on an interest rate swap with UBS AG for the right to pay a fixed rate of 1.722% versus the six month CHF-LIBOR-BBA maturing January 2014.	Jan-12/1.722	CHF	15,780,000	840

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.9475		12,272,000	37,184

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.953% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.953		12,272,000	39,148

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.96325% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.96325		12,272,000	40,375

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03		7,744,000	77,208

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03		7,744,000	61,565

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.215		3,664,000	62,508

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.215		3,664,000	4,067

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.27		2,531,000	57,631

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.2775% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.2775		$3,552,000	80,772

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.2775% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.2775		3,552,000	5,541

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.785% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/2.785		2,260,000	94,310

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.785% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/2.785		2,260,000	8,588

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/3.60		8,372,569	1,770,798

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/4.60		8,372,569	8

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		2,578,000	21,810

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		2,578,000	21,810

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		2,578,000	21,810

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		2,578,000	21,810

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		2,578,000	21,810

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.055% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055		2,770,000	56,813

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		12,272,000	281,274

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		12,272,000	281,274

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		12,272,000	287,165

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		6,702,000	156,425

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		2,531,000	68,185

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		800,000	22,616

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		800,000	19,776

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		12,323,136	1,358,256

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		12,323,136	40,543

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		12,356,514	1,502,923

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		12,356,514	28,173

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		4,929,254	606,693

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		4,929,254	11,584

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		12,323,136	1,526,960

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.52		12,323,136	29,699

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		12,323,136	1,548,402

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		12,323,136	26,988

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		6,931,154	872,979

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		6,931,154	14,763

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		2,578,000	19,696

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		2,578,000	19,696

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		2,578,000	19,696

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		2,578,000	19,696

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA June 2022.	Jun-12/1.683		2,578,000	19,696

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.03		2,770,000	50,303

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.096% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096		6,702,000	140,876

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		800,000	20,896

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		800,000	18,024

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		2,260,000	187,422

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		2,260,000	107,775

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		27,505,000	134,224

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		27,505,000	4,676

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		10,702,406	296,992

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		10,702,406	2,676

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		2,578,000	19,670

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		2,578,000	19,670

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		2,578,000	19,670

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		2,578,000	19,670

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA March 2022.	Mar-12/1.869		2,578,000	19,670

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.96% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.96		2,770,000	27,728

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		7,744,000	137,843

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		7,744,000	122,975

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3225% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.3225		3,552,000	104,642

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3225% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.3225		3,552,000	28,167

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		2,260,000	143,081

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		2,260,000	56,884

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.005% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.005		2,770,000	43,544

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.074% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.074		6,702,000	125,193

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		800,000	18,904

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		800,000	16,144

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125		2,633,000	70,064

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475		4,714,000	155,373

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		800,000	28,640

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		800,000	25,624

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375		4,714,000	178,331

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085		2,633,000	65,035

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		6,702,000	198,111

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225		4,714,000	147,265

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		800,000	27,176

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		800,000	24,256

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175		4,714,000	169,233

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064		2,633,000	60,559

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		6,702,000	184,439

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		800,000	25,856

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		800,000	22,952

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		2,260,000	219,265

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		2,260,000	141,270

Total purchased options outstanding (cost $17,091,412)				$21,285,309

SENIOR LOANS (2.4%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			$89,550	$86,864

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014			55,030	56,131

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7.501s, 2013			51,876	52,913

Momentive Performance Materials, Inc. bank term loan FRN 3.813s, 2013			157,513	151,606

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			89,325	86,701

				434,215
Capital goods (—%)

SRAM Corp. bank term loan FRN 8 1/2s, 2018			60,000	59,700

				59,700
Communication services (0.4%)

Charter Communications Operating, LLC bank term loan FRN Ser. C, 3.62s, 2016			807,082	799,818

Charter Communications Operating, LLC bank term loan FRN Ser. l, 7 1/4s, 2014			6,181	6,150

Insight Midwest Holdings, LLC bank term loan FRN Ser. B, 2.02s, 2014			111,769	110,260

Intelsat SA bank term loan FRN 3.391s, 2014 (Luxembourg)			460,000	436,770

Level 3 Communications, Inc. bank term loan FRN 2.648s, 2014			15,000	14,306

				1,367,304
Consumer cyclicals (1.0%)

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016			76,507	76,411

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			49,375	48,367

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.418s, 2015			265,000	229,519

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3 3/8s, 2015			309,439	268,328

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			244,795	241,939

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.51s, 2014			285,956	243,658

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.91s, 2016			436,042	321,339

Compucom Systems, Inc. bank term loan FRN 3.76s, 2014			105,033	99,781

Federal Mogul Corp. bank term loan FRN Ser. B, 2.209s, 2014			36,584	33,764

Federal Mogul Corp. bank term loan FRN Ser. C, 2.216s, 2015			18,665	17,226

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.51s, 2014			217,466	47,661

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.26s, 2014			185,167	40,583

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.26s, 2014			69,092	15,143

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.26s, 2014(PIK)			101,429	86,299

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.26s, 2014(PIK)			57,737	49,125

Goodman Global, Inc. bank term loan FRN 9s, 2017			147,273	147,365

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			177,585	177,058

Michaels Stores, Inc. bank term loan FRN Ser. B, 2.727s, 2013			107,457	105,442

National Bedding Co., LLC bank term loan FRN Ser. B, 4 1/8s, 2013			72,003	70,833

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			160,000	154,167

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			40,700	39,632

R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s, 2014			504,305	177,011

Realogy Corp. bank term loan FRN Ser. B, 4.691s, 2016			422,232	376,088

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.835s, 2014			224,075	213,213

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.76s, 2014			22,644	21,547

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)			289,000	168,102

Univision Communications, Inc. bank term loan FRN 4.51s, 2017			171,147	152,427

				3,622,028
Consumer staples (0.2%)

Claire's Stores, Inc. bank term loan FRN 3.039s, 2014			238,089	205,426

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			114,713	108,690

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			244,388	241,129

Rite Aid Corp. bank term loan FRN Ser. B, 2.028s, 2014			94,519	89,281

West Corp. bank term loan FRN Ser. B2, 2.779s, 2013			23,026	22,824

West Corp. bank term loan FRN Ser. B5, 4.613s, 2016			56,002	55,535

				722,885
Energy (0.2%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			141,526	139,470

Hercules Offshore, Inc. bank term loan FRN Ser. B, 7 1/2s, 2013			124,504	121,680

Samson Investment Co. bank term loan FRN 8s, 2018(F)			500,000	496,250

				757,400
Financials (0.1%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			170,000	147,369

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014			71,358	70,644

				218,013
Health care (0.3%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			223,542	221,027

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			183,613	178,716

Grifols SA bank term loan FRN Ser. B, 6s, 2017 (Spain)			99,500	99,003

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			267,975	258,261

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			134,761	128,192

				885,199
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.776s, 2017			640,516	404,770

				404,770

Total senior loans (cost $9,721,587)				$8,471,514

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$157,000	$225,099

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			195,000	212,306

Total convertible bonds and notes (cost $352,000)				$437,405

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			3,856	$132,550

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd. (In default)(NON)			667	334

Lucent Technologies Capital Trust I 7.75% cv. pfd.			176	107,580

Total convertible preferred stocks (cost $994,199)				$240,464

PREFERRED STOCKS (0.0%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			198	$141,935

Total preferred stocks (cost $66,176)				$141,935

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	0.01	20	$348

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 0.001	$508	15,940

Total warrants (cost $19,277)				$16,288

COMMON STOCKS (0.0%)(a)
			Shares	Value

Bohai Bay Litigation, LLC (Escrow)(F)			991	$3,091

Trump Entertainment Resorts, Inc.(F)(NON)			94	400

Vertis Holdings, Inc.(F)(NON)			734	7

Total common stocks (cost $5,152)				$3,498

SHORT-TERM INVESTMENTS (51.2%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.05%(e)			71,815,577	$71,815,577

Straight-A Funding, LLC commercial paper with an effective yield of 0.246%, February 1, 2012			10,000,000	$9,997,308

U.S. Treasury Bills with an effective yield of 0.104%, December 13, 2012(SEGSF)			$5,000,000	4,994,855

U.S. Treasury Bills with effective yields ranging from 0.084% to 0.102%, November 15, 2012(SEGSF)			5,534,000	5,529,739

U.S. Treasury Bills with an effective yield of 0.087%, October 18, 2012(SEGSF)(SEG)			29,895,000	29,874,612

U.S. Treasury Bills with effective yields ranging from 0.058% to 0.096%, August 23, 2012(SEGSF)			27,424,000	27,411,577

U.S. Treasury Bills with effective yields ranging from 0.059% to 0.102%, July 26, 2012(SEGSF)(SEG)			9,163,000	9,160,132

U.S. Treasury Bills with effective yields ranging from 0.070% to 0.070%, June 28, 2012(SEGSF)(SEG)			3,087,000	3,086,089

U.S. Treasury Bills with an effective yield of 0.079%, May 3, 2012(SEGSF)(SEG)			5,279,000	5,278,557

U.S. Treasury Bills with an effective yield of 0.073%, April 5, 2012(SEGSF)			3,000,000	2,999,844

U.S. Treasury Bills with an effective yield of 0.006%, March 1, 2012(SEGSF)			7,000,000	6,999,797

Total short-term investments (cost $177,139,766)				$177,148,087

TOTAL INVESTMENTS

Total investments (cost $483,469,145)(b)				$476,911,258

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $197,036,809) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	1/18/12	$1,808,095	$1,803,940	$4,155
	Brazilian Real	Buy	1/18/12	312,653	323,617	(10,964)
	British Pound	Sell	1/18/12	365,532	369,943	4,411
	Canadian Dollar	Sell	1/18/12	868,321	868,622	301
	Chilean Peso	Buy	1/18/12	47,282	47,696	(414)
	Czech Koruna	Buy	1/18/12	216,800	227,210	(10,410)
	Euro	Buy	1/18/12	1,145,639	1,234,603	(88,964)
	Hungarian Forint	Buy	1/18/12	14,887	16,025	(1,138)
	Japanese Yen	Sell	1/18/12	1,344,719	1,332,914	(11,805)
	Mexican Peso	Sell	1/18/12	158,836	163,451	4,615
	Norwegian Krone	Sell	1/18/12	283,596	292,205	8,609
	Russian Ruble	Buy	1/18/12	4,008	4,165	(157)
	Singapore Dollar	Buy	1/18/12	—	9,055	(9,055)
	South African Rand	Sell	1/18/12	15,412	15,525	113
	South Korean Won	Sell	1/18/12	24,921	25,465	544
	Swedish Krona	Buy	1/18/12	1,040,708	1,057,987	(17,279)
	Swiss Franc	Buy	1/18/12	1,791,222	1,838,138	(46,916)
	Taiwan Dollar	Sell	1/18/12	614,626	616,362	1,736
	Turkish Lira	Sell	1/18/12	528,834	547,142	18,308
Barclays Bank PLC
	Australian Dollar	Sell	1/18/12	2,521,488	2,558,227	36,739
	Brazilian Real	Buy	1/18/12	302,340	311,307	(8,967)
	British Pound	Buy	1/18/12	2,725,498	2,756,336	(30,838)
	Canadian Dollar	Sell	1/18/12	1,800,718	1,801,467	749
	Chilean Peso	Buy	1/18/12	1,394	1,404	(10)
	Czech Koruna	Buy	1/18/12	250,366	262,866	(12,500)
	Euro	Sell	1/18/12	3,529,204	3,612,637	83,433
	Hungarian Forint	Sell	1/18/12	217,847	260,169	42,322
	Indian Rupee	Buy	1/18/12	138,108	142,705	(4,597)
	Indonesian Rupiah	Sell	1/18/12	256,528	257,089	561
	Japanese Yen	Buy	1/18/12	903,893	896,177	7,716
	Malaysian Ringgit	Buy	1/18/12	50,489	51,215	(726)
	Malaysian Ringgit	Sell	1/18/12	50,489	50,385	(104)
	Mexican Peso	Buy	1/18/12	596,757	613,684	(16,927)
	New Zealand Dollar	Buy	1/18/12	108,646	108,786	(140)
	New Zealand Dollar	Sell	1/18/12	108,646	107,418	(1,228)
	Norwegian Krone	Buy	1/18/12	1,097,367	1,130,476	(33,109)
	Polish Zloty	Sell	1/18/12	717,084	733,165	16,081
	Russian Ruble	Buy	1/18/12	4,008	4,154	(146)
	Singapore Dollar	Buy	1/18/12	11,873	12,031	(159)
	Singapore Dollar	Sell	1/18/12	11,873	11,838	(35)
	South Korean Won	Sell	1/18/12	171,134	174,744	3,610
	Swedish Krona	Sell	1/18/12	3,586,532	3,646,108	59,576
	Swiss Franc	Sell	1/18/12	1,205,968	1,237,423	31,455
	Taiwan Dollar	Sell	1/18/12	561,950	563,818	1,868
	Thai Baht	Buy	1/18/12	55,090	54,715	375
	Thai Baht	Sell	1/18/12	55,090	56,322	1,232
	Turkish Lira	Sell	1/18/12	163,633	169,327	5,694
Citibank, N.A.
	Australian Dollar	Buy	1/18/12	1,397,582	1,394,193	3,389
	Brazilian Real	Sell	1/18/12	1,470,128	1,515,395	45,267
	British Pound	Sell	1/18/12	1,522,068	1,540,561	18,493
	Canadian Dollar	Sell	1/18/12	582,380	583,931	1,551
	Chilean Peso	Sell	1/18/12	186,592	187,629	1,037
	Czech Koruna	Sell	1/18/12	227,380	238,817	11,437
	Danish Krone	Buy	1/18/12	234,406	244,160	(9,754)
	Euro	Sell	1/18/12	300,939	314,273	13,334
	Hungarian Forint	Sell	1/18/12	632,093	681,027	48,934
	Japanese Yen	Sell	1/18/12	2,479,377	2,458,784	(20,593)
	Mexican Peso	Buy	1/18/12	195,729	201,444	(5,715)
	New Zealand Dollar	Buy	1/18/12	14,776	14,788	(11)
	New Zealand Dollar	Sell	1/18/12	14,776	14,611	(165)
	Norwegian Krone	Buy	1/18/12	352,786	363,488	(10,702)
	Polish Zloty	Buy	1/18/12	853,027	879,949	(26,922)
	Singapore Dollar	Buy	1/18/12	625,624	623,800	1,824
	Singapore Dollar	Sell	1/18/12	625,624	633,984	8,360
	South African Rand	Sell	1/18/12	531,728	535,933	4,205
	South Korean Won	Buy	1/18/12	32,463	33,230	(767)
	Swedish Krona	Sell	1/18/12	114,871	116,795	1,924
	Swiss Franc	Buy	1/18/12	1,230,034	1,262,680	(32,646)
	Taiwan Dollar	Buy	1/18/12	228,551	229,539	(988)
	Turkish Lira	Buy	1/18/12	216,195	224,009	(7,814)
Credit Suisse AG
	Australian Dollar	Buy	1/18/12	3,402,048	3,384,436	17,612
	Brazilian Real	Sell	1/18/12	442,663	455,666	13,003
	British Pound	Buy	1/18/12	231,835	234,649	(2,814)
	Canadian Dollar	Sell	1/18/12	905,560	862,539	(43,021)
	Chilean Peso	Buy	1/18/12	7,783	7,828	(45)
	Czech Koruna	Sell	1/18/12	696,161	730,897	34,736
	Euro	Sell	1/18/12	3,547,843	3,613,776	65,933
	Hungarian Forint	Buy	1/18/12	208,375	196,757	11,618
	Indian Rupee	Buy	1/18/12	132,758	137,097	(4,339)
	Japanese Yen	Buy	1/18/12	3,123,714	3,096,850	26,864
	Malaysian Ringgit	Buy	1/18/12	299,183	298,450	733
	Malaysian Ringgit	Sell	1/18/12	299,183	303,000	3,817
	Mexican Peso	Buy	1/18/12	399,074	410,633	(11,559)
	Norwegian Krone	Buy	1/18/12	1,125,227	1,159,628	(34,401)
	Polish Zloty	Sell	1/18/12	947,265	970,114	22,849
	Russian Ruble	Sell	1/18/12	2,721	2,819	98
	South African Rand	Sell	1/18/12	349,166	351,604	2,438
	South Korean Won	Sell	1/18/12	543,167	554,430	11,263
	Swedish Krona	Sell	1/18/12	2,756,776	2,802,424	45,648
	Swiss Franc	Sell	1/18/12	778,848	798,559	19,711
	Taiwan Dollar	Sell	1/18/12	606,476	608,089	1,613
	Turkish Lira	Sell	1/18/12	160,844	166,639	5,795
Deutsche Bank AG
	Australian Dollar	Buy	1/18/12	95,174	94,784	390
	Brazilian Real	Buy	1/18/12	407,716	422,715	(14,999)
	British Pound	Sell	1/18/12	762,897	772,078	9,181
	Canadian Dollar	Sell	1/18/12	607,010	607,245	235
	Chilean Peso	Buy	1/18/12	190,731	192,404	(1,673)
	Czech Koruna	Buy	1/18/12	14,720	15,422	(702)
	Euro	Buy	1/18/12	1,196,378	1,256,824	(60,446)
	Hungarian Forint	Sell	1/18/12	1,013,073	1,088,768	75,695
	Malaysian Ringgit	Buy	1/18/12	107,912	107,928	(16)
	Malaysian Ringgit	Sell	1/18/12	107,912	109,473	1,562
	Mexican Peso	Sell	1/18/12	408	567	159
	New Zealand Dollar	Buy	1/18/12	411,486	405,860	5,626
	New Zealand Dollar	Sell	1/18/12	411,486	411,878	392
	Norwegian Krone	Buy	1/18/12	85,318	87,916	(2,598)
	Polish Zloty	Buy	1/18/12	341,726	352,558	(10,832)
	Singapore Dollar	Buy	1/18/12	356,563	354,884	1,679
	Singapore Dollar	Sell	1/18/12	356,563	361,300	4,737
	South Korean Won	Buy	1/18/12	675,939	690,964	(15,025)
	Swedish Krona	Sell	1/18/12	2,520,050	2,562,977	42,927
	Swiss Franc	Buy	1/18/12	597,287	612,965	(15,678)
	Taiwan Dollar	Buy	1/18/12	572,505	574,599	(2,094)
	Turkish Lira	Sell	1/18/12	279,702	288,521	8,819
Goldman Sachs International
	Australian Dollar	Buy	1/18/12	946,018	943,789	2,229
	British Pound	Buy	1/18/12	1,090,386	1,103,613	(13,227)
	Canadian Dollar	Sell	1/18/12	646,064	646,612	548
	Chilean Peso	Sell	1/18/12	496,512	499,996	3,484
	Euro	Sell	1/18/12	609,773	635,453	25,680
	Hungarian Forint	Sell	1/18/12	399,710	429,383	29,673
	Japanese Yen	Buy	1/18/12	647,667	648,278	(611)
	Norwegian Krone	Buy	1/18/12	1,049,101	1,079,724	(30,623)
	Polish Zloty	Buy	1/18/12	208,271	214,465	(6,194)
	South African Rand	Sell	1/18/12	42,084	42,390	306
	Swedish Krona	Buy	1/18/12	1,566,450	1,599,013	(32,563)
	Swiss Franc	Buy	1/18/12	92,218	94,556	(2,338)
HSBC Bank USA, National Association
	Australian Dollar	Sell	1/18/12	237,308	236,523	(785)
	British Pound	Sell	1/18/12	1,864,378	1,887,006	22,628
	Canadian Dollar	Sell	1/18/12	2,621,840	2,625,353	3,513
	Euro	Buy	1/18/12	2,535,912	2,642,020	(106,108)
	Indian Rupee	Sell	1/18/12	215,523	223,754	8,231
	Japanese Yen	Sell	1/18/12	355,985	352,924	(3,061)
	New Zealand Dollar	Buy	1/18/12	11,743	11,611	133
	New Zealand Dollar	Sell	1/18/12	11,743	11,755	11
	Norwegian Krone	Sell	1/18/12	3,541,954	3,650,744	108,790
	Singapore Dollar	Buy	1/18/12	558,937	566,437	(7,500)
	Singapore Dollar	Sell	1/18/12	558,937	557,268	(1,669)
	South Korean Won	Sell	1/18/12	602,494	614,769	12,275
	Swedish Krona	Sell	1/18/12	2,592,042	2,637,014	44,972
	Swiss Franc	Buy	1/18/12	882,779	904,903	(22,124)
	Taiwan Dollar	Sell	1/18/12	94,261	94,601	340
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	1/18/12	2,218,505	2,187,334	31,171
	Brazilian Real	Sell	1/18/12	305,279	315,217	9,938
	British Pound	Sell	1/18/12	2,364,158	2,393,111	28,953
	Canadian Dollar	Buy	1/18/12	181,534	181,759	(225)
	Chilean Peso	Buy	1/18/12	58,381	58,876	(495)
	Czech Koruna	Sell	1/18/12	266,929	280,427	13,498
	Euro	Sell	1/18/12	4,846,475	4,955,428	108,953
	Hungarian Forint	Sell	1/18/12	241,621	273,128	31,507
	Japanese Yen	Sell	1/18/12	707,938	701,832	(6,106)
	Malaysian Ringgit	Buy	1/18/12	380,621	380,870	(248)
	Malaysian Ringgit	Sell	1/18/12	380,621	386,192	5,571
	Mexican Peso	Sell	1/18/12	482,637	496,641	14,004
	New Zealand Dollar	Buy	1/18/12	75,593	75,711	(117)
	New Zealand Dollar	Sell	1/18/12	75,593	74,737	(856)
	Norwegian Krone	Buy	1/18/12	350,681	361,321	(10,640)
	Polish Zloty	Sell	1/18/12	2,096,202	2,164,943	68,741
	Russian Ruble	Sell	1/18/12	313,523	324,871	11,348
	Singapore Dollar	Buy	1/18/12	85,190	84,936	254
	Singapore Dollar	Sell	1/18/12	85,190	86,320	1,130
	South African Rand	Sell	1/18/12	573,354	577,817	4,463
	South Korean Won	Sell	1/18/12	353,633	361,766	8,133
	Swedish Krona	Sell	1/18/12	3,200,245	3,254,278	54,033
	Swiss Franc	Sell	1/18/12	975,743	1,001,552	25,809
	Taiwan Dollar	Sell	1/18/12	886,245	889,162	2,917
	Thai Baht	Buy	1/18/12	51,430	51,108	322
	Thai Baht	Sell	1/18/12	51,430	52,582	1,152
	Turkish Lira	Sell	1/18/12	157,793	163,362	5,569
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/18/12	2,102,908	2,085,754	17,154
	Brazilian Real	Sell	1/18/12	554,184	572,541	18,357
	British Pound	Buy	1/18/12	3,725,820	3,768,458	(42,638)
	Canadian Dollar	Sell	1/18/12	1,357,873	1,358,325	452
	Chilean Peso	Buy	1/18/12	24,139	24,306	(167)
	Czech Koruna	Sell	1/18/12	741,750	778,561	36,811
	Euro	Sell	1/18/12	3,884,635	4,090,137	205,497
	Hungarian Forint	Sell	1/18/12	1,135,465	1,221,156	85,691
	Indian Rupee	Sell	1/18/12	65,933	69,230	3,297
	Japanese Yen	Sell	1/18/12	373,720	370,616	(3,104)
	Malaysian Ringgit	Buy	1/18/12	254,620	258,239	(3,619)
	Malaysian Ringgit	Sell	1/18/12	254,620	254,417	(203)
	Mexican Peso	Buy	1/18/12	38,575	39,998	(1,423)
	New Zealand Dollar	Buy	1/18/12	39,197	38,755	441
	New Zealand Dollar	Sell	1/18/12	39,197	39,199	2
	Norwegian Krone	Buy	1/18/12	2,418,916	2,489,889	(70,973)
	Polish Zloty	Sell	1/18/12	48,450	50,084	1,634
	Russian Ruble	Sell	1/18/12	2,718	2,822	104
	Singapore Dollar	Buy	1/18/12	60,211	61,017	(806)
	Singapore Dollar	Sell	1/18/12	60,211	60,033	(178)
	South African Rand	Sell	1/18/12	78,791	79,390	599
	South Korean Won	Sell	1/18/12	85,145	86,903	1,758
	Swedish Krona	Sell	1/18/12	1,485,687	1,511,814	26,127
	Swiss Franc	Sell	1/18/12	1,720,515	1,766,700	46,185
	Taiwan Dollar	Buy	1/18/12	53,795	54,029	(234)
	Turkish Lira	Sell	1/18/12	530,991	550,573	19,582
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/18/12	3,780,803	3,777,747	3,056
	Brazilian Real	Sell	1/18/12	110,292	113,563	3,271
	British Pound	Sell	1/18/12	1,936,824	1,943,273	6,449
	Canadian Dollar	Sell	1/18/12	1,847,132	1,822,097	(25,035)
	Czech Koruna	Sell	1/18/12	458,622	480,974	22,352
	Euro	Sell	1/18/12	2,300,726	2,387,014	86,288
	Hungarian Forint	Sell	1/18/12	545,714	585,606	39,892
	Indonesian Rupiah	Sell	1/18/12	527,346	529,493	2,147
	Japanese Yen	Sell	1/18/12	3,161,465	3,140,367	(21,098)
	Malaysian Ringgit	Buy	1/18/12	345,512	350,603	(5,091)
	Malaysian Ringgit	Sell	1/18/12	345,512	344,369	(1,143)
	Mexican Peso	Sell	1/18/12	601,202	618,392	17,190
	Norwegian Krone	Buy	1/18/12	621,492	640,250	(18,758)
	Polish Zloty	Sell	1/18/12	573,788	591,924	18,136
	Russian Ruble	Buy	1/18/12	4,014	4,174	(160)
	Singapore Dollar	Buy	1/18/12	117,492	117,142	350
	Singapore Dollar	Sell	1/18/12	117,492	119,016	1,524
	South African Rand	Sell	1/18/12	285,145	287,149	2,004
	South Korean Won	Sell	1/18/12	773,581	787,877	14,296
	Swedish Krona	Buy	1/18/12	398,063	424,675	(26,612)
	Swiss Franc	Buy	1/18/12	1,419,369	1,455,528	(36,159)
	Taiwan Dollar	Sell	1/18/12	125,331	125,735	404
	Thai Baht	Buy	1/18/12	472,224	483,884	(11,660)
	Thai Baht	Sell	1/18/12	472,224	471,093	(1,131)
	Turkish Lira	Sell	1/18/12	12,365	12,800	435
UBS AG
	Australian Dollar	Buy	1/18/12	1,877,024	1,857,662	19,362
	Brazilian Real	Sell	1/18/12	489,793	506,073	16,280
	British Pound	Sell	1/18/12	202,487	207,296	4,809
	Canadian Dollar	Sell	1/18/12	2,062,225	2,054,801	(7,424)
	Czech Koruna	Sell	1/18/12	956,140	1,003,006	46,866
	Euro	Buy	1/18/12	3,365,208	3,412,418	(47,210)
	Hungarian Forint	Buy	1/18/12	1,184,883	1,254,989	(70,106)
	Indian Rupee	Sell	1/18/12	446,242	461,993	15,751
	Japanese Yen	Sell	1/18/12	4,242,496	4,203,877	(38,619)
	Mexican Peso	Sell	1/18/12	5,318	5,474	156
	New Zealand Dollar	Buy	1/18/12	212,315	212,640	(325)
	New Zealand Dollar	Sell	1/18/12	212,315	209,926	(2,389)
	Norwegian Krone	Buy	1/18/12	624,350	617,003	7,347
	Polish Zloty	Buy	1/18/12	61,995	63,942	(1,947)
	Russian Ruble	Sell	1/18/12	2,727	2,837	110
	Singapore Dollar	Buy	1/18/12	103,924	103,621	303
	Singapore Dollar	Sell	1/18/12	103,924	105,298	1,374
	South African Rand	Sell	1/18/12	344,989	347,800	2,811
	South Korean Won	Sell	1/18/12	143,874	147,048	3,174
	Swedish Krona	Buy	1/18/12	519,207	527,598	(8,391)
	Swiss Franc	Sell	1/18/12	1,484,220	1,522,231	38,011
	Taiwan Dollar	Sell	1/18/12	357,314	358,609	1,295
	Thai Baht	Buy	1/18/12	55,090	54,750	340
	Thai Baht	Sell	1/18/12	55,090	56,377	1,287
	Turkish Lira	Buy	1/18/12	3,841	3,976	(135)
Westpac Banking Corp.
	Australian Dollar	Sell	1/18/12	1,255,842	1,177,447	(78,395)
	British Pound	Buy	1/18/12	3,170,224	3,208,456	(38,232)
	Canadian Dollar	Sell	1/18/12	164,558	164,809	251
	Euro	Buy	1/18/12	1,063,317	1,108,031	(44,714)
	Japanese Yen	Buy	1/18/12	1,297,558	1,286,839	10,719
	New Zealand Dollar	Buy	1/18/12	5,988	5,995	(7)
	New Zealand Dollar	Sell	1/18/12	5,988	5,921	(68)
	Norwegian Krone	Buy	1/18/12	338,230	348,539	(10,309)
	Swedish Krona	Sell	1/18/12	804,054	817,768	13,714
	Swiss Franc	Sell	1/18/12	31,414	32,243	829

Total						$978,785

FUTURES CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	4	$486,423	Mar-12	$4,661
Canadian Government Bond 10 yr (Long)	39	5,123,691	Mar-12	55,337
Euro-Bobl 5 yr (Short)	5	809,618	Mar-12	(12,894)
Euro-Bund 10 yr (Long)	60	10,797,155	Mar-12	333,088
Euro-Schatz 2 yr (Long)	21	2,998,959	Mar-12	8,629
Euro-Swiss Franc 3 Month (Short)	38	10,124,029	Dec-12	(156,658)
Euro-Swiss Franc 3 Month (Short)	38	10,123,017	Jun-12	(119,795)
Euro-Swiss Franc 3 Month (Short)	38	10,116,949	Mar-12	(90,039)
Japanese Government Bond 10 yr (Short)	6	11,101,208	Mar-12	(53,043)
Japanese Government Bond 10 yr Mini (Long)	4	740,600	Mar-12	3,981
U.K. Gilt 10 yr (Long)	4	726,493	Mar-12	12,351
U.S. Treasury Bond 30 yr (Long)	42	6,727,875	Mar-12	78,106
U.S. Treasury Bond 30 yr (Short)	58	8,399,125	Mar-12	(91,735)
U.S. Treasury Note 10 yr (Long)	298	39,075,250	Mar-12	397,957

Total				$369,946

WRITTEN OPTIONS OUTSTANDING at 12/31/11 (premiums received $40,956,671) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.111 versus the three month USD-LIBOR-BBA maturing April 2022.		1,830,000	Apr-12/2.111	35,392
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		1,830,000	Apr-12/2.111	35,392
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		1,830,000	Apr-12/2.111	35,392
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		1,830,000	Apr-12/2.111	35,392
Option on an interest rate swap with Barclays Bank for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		1,830,000	Apr-12/2.111	35,392
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		9,756,000	Apr-12/2.4275	367,021
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		9,756,000	Apr-12/2.4275	367,021
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		9,756,000	Apr-12/2.4275	367,021
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		9,756,000	Apr-12/2.4275	367,021
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		9,756,000	Apr-12/2.4275	367,021
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		9,756,000	Apr-12/2.4275	367,021
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.		9,756,000	Apr-12/2.498	415,801
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.		9,756,000	Apr-12/2.498	415,801
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.60% versus the three month USD-LIBOR-BBA maturing April 2022.		1,979,000	Apr-12/2.60	99,643
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.		6,409,500	Apr-12/4.8675	26
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.		6,409,500	Apr-12/4.8675	1,622,116
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.394% versus the three month USD-LIBOR-BBA maturing August 2022.		5,156,000	Aug-12/2.394	199,176
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing August 2022.		13,017,000	Aug-12/2.45	546,454
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA August 2022.		5,475,900	Aug-12/2.73	68,131
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.		5,475,900	Aug-12/2.73	330,361
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.		26,365,900	Aug-12/2.855	269,881
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.		26,365,900	Aug-12/2.855	1,831,903
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.		4,860,379	Aug-14/4.20	100,610
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.		4,860,379	Aug-14/4.20	734,296
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.		5,571,800	Aug-15/4.375	301,512
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.		5,571,800	Aug-15/4.375	1,935,025
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.		5,571,800	Aug-15/4.46	284,028
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.		5,571,800	Aug-15/4.46	2,014,072
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.		11,059,894	Aug-16/4.28	434,742
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.		11,059,894	Aug-16/4.28	1,561,369
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.		26,715,351	Aug-16/4.35	3,890,129
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.		7,865,832	Aug-16/4.68	253,980
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.		7,865,832	Aug-16/4.68	1,306,153
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 2026.		26,715,351	Aug-16/5.35	633,394
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.		5,766,760	Feb-15/5.27	79,276
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.		5,766,760	Feb-15/5.27	1,330,167
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.		1,584,020	Feb-15/5.36	21,701
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.		1,584,020	Feb-15/5.36	366,097
Option on an interest rate swap with UBS AG for the obligation to pay a fixed rate of 0.722% versus the six month CHF-LIBOR-BBA maturing January 2014.	CHF	15,780,000	Jan-12/0.722	210,702
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing January 2022.		8,345,000	Jan-12/2.4475	309,683
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.453% versus the three month USD-LIBOR-BBA maturing January 2022.		8,345,000	Jan-12/2.453	313,855
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.46325% versus the three month USD-LIBOR-BBA maturing January 2022.		8,345,000	Jan-12/2.46325	321,283
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.52% versus the three month USD-LIBOR-BBA maturing January 2022.		1,892,000	Jan-12/2.52	82,132
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		1,237,000	Jul-12/2.1714	32,335
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		1,237,000	Jul-12/2.1714	32,335
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714 versus the three month USD-LIBOR-BBA maturing July 2022.		1,237,000	Jul-12/2.1714	32,335
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		1,237,000	Jul-12/2.1714	32,335
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		1,237,000	Jul-12/2.1714	32,335
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.372% versus the three month USD-LIBOR-BBA maturing July 2022.		5,156,000	Jul-12/2.372	188,297
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.		10,137,000	Jul-12/2.6075	523,475
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.		10,137,000	Jul-12/2.6075	523,475
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.		10,137,000	Jul-12/2.61875	531,077
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.		1,439,000	Jul-12/2.6825	82,052
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.		4,050,316	Jul-14/4.19	83,842
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.		4,050,316	Jul-14/4.19	609,860
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.		4,061,287	Jul-14/4.29	76,340
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.		4,061,287	Jul-14/4.29	656,722
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.		1,620,126	Jul-14/4.34	30,458
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.		1,620,126	Jul-14/4.34	261,577
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.		4,050,316	Jul-14/4.35	75,336
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.		4,050,316	Jul-14/4.35	656,953
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.		2,278,102	Jul-14/4.36	40,883
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.		2,278,102	Jul-14/4.36	380,188
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.		4,050,326	Jul-14/4.3725	74,121
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.		4,050,326	Jul-14/4.3725	664,958
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.		6,554,860	Jul-16/4.67	212,587
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.		6,554,860	Jul-16/4.67	1,084,534
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.		6,572,614	Jul-16/4.74	204,566
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.		6,572,614	Jul-16/4.74	1,149,084
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.		3,686,784	Jul-16/4.79	112,270
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.		3,686,784	Jul-16/4.79	656,528
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.		2,621,944	Jul-16/4.80	79,707
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.		2,621,944	Jul-16/4.80	456,685
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.		6,554,860	Jul-16/4.80	199,661
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.		6,554,860	Jul-16/4.80	1,141,830
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.		6,554,860	Jul-16/4.815	197,478
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.		6,554,860	Jul-16/4.815	1,148,464
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		1,212,000	Jun-12/2.183	31,136
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		1,212,000	Jun-12/2.183	31,136
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		1,212,000	Jun-12/2.183	31,136
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		1,212,000	Jun-12/2.183	31,136
Option on an interest rate swap with Barclays Bank for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		1,212,000	Jun-12/2.183	31,136
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.346% versus the three month USD-LIBOR-BBA maturing June 2022.		5,156,000	Jun-12/2.346	176,387
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.		556,661	Jun-16/4.12	43,826
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.		547,769	Jun-16/4.39	48,382
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.		544,291	Jun-16/4.575	9,417
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.		544,291	Jun-16/4.575	52,763
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.61% versus the three month USD-LIBOR-BBA maturing June 2021.		1,659,222	Jun-16/4.61	28,703
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.61% versus the three month USD-LIBOR-BBA maturing June 2021.		1,659,222	Jun-16/4.61	159,090
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.		6,121,390	Jun-16/4.815	178,432
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.		6,121,390	Jun-16/4.815	1,107,635
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2026.		3,945,779	Jun-16/4.86	705,320
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.		547,769	Jun-16/4.89	8,297
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.		556,661	Jun-16/5.12	7,675
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing June 2026.		3,945,779	Jun-16/5.86	72,456
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		1,779,000	Mar-12/2.119	31,293
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		1,779,000	Mar-12/2.119	31,293
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		1,779,000	Mar-12/2.119	31,293
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		1,779,000	Mar-12/2.119	31,293
Option on an interest rate swap with Barclays Bank for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		1,779,000	Mar-12/2.119	31,293
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.324% versus the three month USD-LIBOR-BBA maturing May 2022.		5,156,000	May-12/2.324	164,476
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.		25,011,500	May-12/5.51	7,738,309
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.		25,011,500	May-12/5.51	125
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.		10,398,887	May-16/4.11	815,148
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.		10,238,704	May-16/4.36	906,228
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.		10,187,746	May-16/4.60	173,681
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.		10,187,746	May-16/4.60	998,399
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.		24,507,428	May-16/4.705	393,834
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.		24,507,428	May-16/4.705	2,457,482
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.		18,914,561	May-16/4.765	298,131
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.		18,914,561	May-16/4.765	1,986,029
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.		10,238,704	May-16/4.86	156,365
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.		10,398,887	May-16/5.11	143,328
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.443% versus the three month USD-LIBOR-BBA maturing October 2022.		5,156,000	Oct-12/2.443	220,058
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.5625% versus the three month USD-LIBOR-BBA maturing October 2021.		6,075,000	Oct-16/2.5625	190,330
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.7975% versus the three month USD-LIBOR-BBA maturing October 2021.		2,430,000	Oct-16/2.7975	89,303
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.419% versus the three month USD-LIBOR-BBA maturing September 2022.		5,156,000	Sep-12/2.419	209,591
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing September 2018.		1,469,000	Sep-13/4.82	205,557
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing September 2018.		1,469,000	Sep-13/4.82	2,527
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.		41,033,400	Sep-15/4.04	1,451,433
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.		41,033,400	Sep-15/4.04	5,447,677
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.		526,562	Sep-16/3.49	31,342
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.		526,562	Sep-16/3.49	49,891

Total				$63,967,040

TBA SALE COMMITMENTS OUTSTANDING at 12/31/11 (proceeds receivable $2,032,500) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 3 1/2s, December 1, 2041	$2,000,000	12 Dec 2011	$2,058,750

Total			$2,058,750

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$12,292,000		$(252,293)	12/19/21	3 month USD-LIBOR-BBA	2.355%	$122,159
		10,823,000		696,464	8/16/21	4.765%	3 month USD-LIBOR-BBA	(2,168,066)
		7,124,000		459,854	8/19/21	4.475%	3 month USD-LIBOR-BBA	(1,231,756)
		20,224,200		64,882	7/8/26	3.76%	3 month USD-LIBOR-BBA	(3,830,057)
		9,731,000		—	10/14/26	3 month USD-LIBOR-BBA	2.74%	495,609
		696,000	(E)	—	2/13/22	3 month USD-LIBOR-BBA	2.24%	11,143
		100,775,800		(150,873)	2/7/15	1.891%	3 month USD-LIBOR-BBA	(4,074,769)
		14,062,000		—	12/15/21	3 month USD-LIBOR-BBA	2.192%	221,283
		398,000		—	12/15/13	0.677%	3 month USD-LIBOR-BBA	337
		235,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	658
		2,435,000		—	1/3/22	2.0875%	3 month USD-LIBOR-BBA	(11,469)
	AUD	2,550,000		—	4/18/21	6.10%	6 month AUD-BBR-BBSW	(312,961)
	Barclays Bank PLC
		$13,001,017		117,659	9/8/16	2.065%	3 month USD-LIBOR-BBA	(497,722)
		3,114,000		—	12/22/21	2.056%	3 month USD-LIBOR-BBA	(8,270)
		26,580,000		—	12/29/13	3 month USD-LIBOR-BBA	0.77875%	27,252
		3,510,000		—	12/29/21	3 month USD-LIBOR-BBA	2.193%	52,453
		2,435,000		—	1/3/22	2.087%	3 month USD-LIBOR-BBA	(11,347)
		3,044,000		—	1/3/22	2.055%	3 month USD-LIBOR-BBA	(5,205)
		92,013,300		14,560	9/16/15	3 month USD-LIBOR-BBA	0.91%	68,616
		12,292,000		(89,732)	12/19/16	3 month USD-LIBOR-BBA	1.3525%	(8,618)
		20,435,264		270,767	12/16/16	2.28%	3 month USD-LIBOR-BBA	(791,117)
		8,285,038		(399,339)	12/16/41	3 month USD-LIBOR-BBA	4.12%	2,282,693
		77,983,700		(143,148)	6/17/16	3 month USD-LIBOR-BBA	1.93%	2,648,779
		19,398,800		71,980	6/17/41	4.04%	3 month USD-LIBOR-BBA	(5,819,528)
		14,142,000		(24,749)	1/3/14	0.6075%	3 month USD-LIBOR-BBA	9,051
		4,066,900		—	3/10/18	3.06%	3 month USD-LIBOR-BBA	(417,569)
		1,575,000	(E)	—	4/11/22	2.265%	3 month USD-LIBOR-BBA	(22,869)
		237,932,000		—	10/7/15	1.041%	3 month USD-LIBOR-BBA	(973,760)
		26,644,455		—	10/7/18	3 month USD-LIBOR-BBA	1.73%	304,020
		773,326		3,789	10/11/16	1.97%	3 month USD-LIBOR-BBA	(27,327)
		2,244,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	65,861
		858,000		(1,133)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(235,177)
		102,577,100		242,263	7/22/20	3 month USD-LIBOR-BBA	2.86%	9,639,882
		440,000		—	12/13/21	3 month USD-LIBOR-BBA	2.19%	6,903
		3,664,000		(50,380)	12/13/21	3 month USD-LIBOR-BBA	2.19%	7,105
		8,343,000		—	11/14/16	3 month USD-LIBOR-BBA	1.309%	52,438
		14,440,000		(59,204)	8/8/16	3 month USD-LIBOR-BBA	2.065%	646,860
		15,550,000		(89,024)	9/8/16	3 month USD-LIBOR-BBA	2.14%	704,162
		2,450,000		—	12/7/41	2.717%	3 month USD-LIBOR-BBA	(62,942)
		15,019,000		—	12/8/41	3 month USD-LIBOR-BBA	2.76%	522,283
		339,605,000		—	12/9/13	3 month USD-LIBOR-BBA	0.6685%	(324,823)
		51,429,000		—	12/12/13	0.63375%	3 month USD-LIBOR-BBA	85,656
		9,787,000		—	12/12/21	2.17%	3 month USD-LIBOR-BBA	(135,993)
		5,031,000		—	12/12/41	3 month USD-LIBOR-BBA	2.752%	165,180
		2,966,000		—	12/12/21	2.12%	3 month USD-LIBOR-BBA	(27,521)
		24,309,000		—	12/13/13	0.64375%	3 month USD-LIBOR-BBA	35,833
		3,634,000		—	12/13/21	2.128%	3 month USD-LIBOR-BBA	(36,224)
		25,896,000		—	12/16/21	3 month USD-LIBOR-BBA	2.1005%	186,413
		235,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	658
		114,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(21)
		5,773,000		—	12/22/13	0.7375%	3 month USD-LIBOR-BBA	(1,421)
	AUD	4,350,000		—	10/13/21	5.0575%	6 month AUD-BBR-BBSW	(167,885)
	AUD	17,800,000		—	3/21/16	5.57%	6 month AUD-BBR-BBSW	(1,000,263)
	AUD	13,530,000		—	3/21/21	6 month AUD-BBR-BBSW	5.88%	1,416,606
	AUD	1,570,000		—	11/11/21	4.805%	6 month AUD-BBR-BBSW	(30,214)
	AUD	1,563,000		—	11/14/21	4.84875%	6 month AUD-BBR-BBSW	(33,425)
	AUD	2,870,000		—	11/21/21	6 month AUD-BBR-BBSW	4.76%	45,128
	AUD	6,337,000		—	11/23/16	6 month AUD-BBR-BBSW	4.30%	9,499
	AUD	4,030,000		—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(482,967)
	GBP	6,110,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(692,732)
	GBP	2,735,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(557,119)
	GBP	9,240,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	1,284,156
	Citibank, N.A.
		$15,198,700		(149,738)	9/26/20	3 month USD-LIBOR-BBA	1.96%	12,105
		5,369,350		(252,091)	12/9/41	3 month USD-LIBOR-BBA	4.1175%	1,486,458
		18,436,000		—	10/3/20	2.04%	3 month USD-LIBOR-BBA	(294,909)
		1,157,000		—	10/3/41	2.804%	3 month USD-LIBOR-BBA	(56,223)
		893,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	6,814
		966,000		—	8/4/16	1.54375%	3 month USD-LIBOR-BBA	(22,745)
		2,244,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	65,861
		6,807,000		—	8/5/16	3 month USD-LIBOR-BBA	1.4925%	143,072
		275,000		—	8/8/41	3.5825%	3 month USD-LIBOR-BBA	(60,639)
		2,033,000		—	8/8/41	3.517%	3 month USD-LIBOR-BBA	(419,680)
		11,060,000		712,817	8/17/21	4.49%	3 month USD-LIBOR-BBA	(1,930,643)
		13,669,005		177,014	12/9/16	2.225%	3 month USD-LIBOR-BBA	(501,444)
		3,929,000		—	12/15/13	3 month USD-LIBOR-BBA	0.681%	(3,007)
		31,360,000		—	12/19/21	3 month USD-LIBOR-BBA	2.0805%	160,299
		186,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(34)
		2,435,000		—	1/3/22	2.0875%	3 month USD-LIBOR-BBA	(11,469)
	Credit Suisse International
		72,325,400		(35,213)	5/27/16	3 month USD-LIBOR-BBA	2.02%	2,912,656
		3,782,612		(177,972)	12/8/41	3 month USD-LIBOR-BBA	4.11%	1,041,154
		72,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(13)
		21,890,000		—	12/23/13	3 month USD-LIBOR-BBA	0.73125%	2,401
		6,857,000		—	12/23/21	3 month USD-LIBOR-BBA	2.07875%	32,153
		6,589,000		—	12/23/41	2.66125%	3 month USD-LIBOR-BBA	(84,198)
		5,750,000		—	12/28/21	3 month USD-LIBOR-BBA	2.129%	51,541
		4,762,000		—	12/29/21	3 month USD-LIBOR-BBA	2.123%	40,382
		2,435,000		—	1/3/22	2.087%	3 month USD-LIBOR-BBA	(11,347)
		2,071,000		—	9/16/21	3 month USD-LIBOR-BBA	2.20375%	50,203
		51,053,600		(68,044)	3/14/16	3 month USD-LIBOR-BBA	2.35%	2,977,966
		2,244,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	65,861
		54,425,800		(11,135)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(2,381,732)
		1,329,000		—	11/8/16	1.239%	3 month USD-LIBOR-BBA	(4,210)
		59,000		(2,859)	11/16/41	3 month USD-LIBOR-BBA	3.425%	7,655
		711,000		—	8/18/41	3 month USD-LIBOR-BBA	3.3688%	123,593
		606,000		—	8/24/41	3.0775%	3 month USD-LIBOR-BBA	(67,161)
		1,119,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	25,491
		9,144,900		—	8/31/41	3 month USD-LIBOR-BBA	3.264%	1,383,944
		2,777,000		—	9/14/41	2.944%	3 month USD-LIBOR-BBA	(224,350)
		4,865,000		—	12/5/41	3 month USD-LIBOR-BBA	2.81%	222,010
		4,924,000		—	12/5/41	3 month USD-LIBOR-BBA	2.795%	208,990
		2,465,000		—	12/8/41	3 month USD-LIBOR-BBA	2.7875%	100,159
		9,922,000		—	12/13/13	3 month USD-LIBOR-BBA	0.6425%	(14,929)
		17,610,000		—	12/14/13	3 month USD-LIBOR-BBA	0.665%	(18,979)
		14,212,000		—	12/15/13	3 month USD-LIBOR-BBA	0.675%	(12,620)
		18,497,000		—	12/16/21	2.0895%	3 month USD-LIBOR-BBA	(114,199)
	GBP	6,112,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	628,055
	MXN	33,670,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	55,441
	Deutsche Bank AG
		$127,189,000		(157,194)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(5,257,796)
		5,271,000		—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(7,474)
		9,568,359		124,867	12/8/16	2.24%	3 month USD-LIBOR-BBA	(357,499)
		13,241,400		(31,659)	3/10/18	3.41%	3 month USD-LIBOR-BBA	(1,681,997)
		165,330,400		(117,153)	3/16/14	2.25%	3 month USD-LIBOR-BBA	(6,648,665)
		167,252,640		—	10/7/14	3 month USD-LIBOR-BBA	0.792%	150,795
		122,274,336		—	10/7/16	1.3045%	3 month USD-LIBOR-BBA	(968,099)
		11,816,220		—	10/7/17	3 month USD-LIBOR-BBA	1.532%	117,078
		452,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	3,150
		111,501,760		—	10/7/14	3 month USD-LIBOR-BBA	0.787%	84,734
		7,877,480		—	10/7/17	3 month USD-LIBOR-BBA	1.529%	76,658
		32,565,445		—	10/7/18	3 month USD-LIBOR-BBA	1.7265%	363,824
		2,244,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	65,861
		1,823,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	65,172
		102,662,400		(56,004)	7/18/14	0.96%	3 month USD-LIBOR-BBA	(922,834)
		2,565,013		—	8/8/20	2.547%	3 month USD-LIBOR-BBA	(163,753)
		586,000	(E)	—	1/11/22	3 month USD-LIBOR-BBA	2.215%	9,353
		32,372,000		—	12/2/21	2.2315%	3 month USD-LIBOR-BBA	(657,050)
		106,000,000		—	3/4/14	2.54%	3 month USD-LIBOR-BBA	(4,952,158)
		1,663,000		—	12/8/21	3 month USD-LIBOR-BBA	2.22%	31,281
		1,369,000		—	12/13/21	2.111%	3 month USD-LIBOR-BBA	(11,499)
		2,746,000		—	12/14/41	2.7575%	3 month USD-LIBOR-BBA	(93,008)
		56,492,000		—	12/14/13	3 month USD-LIBOR-BBA	0.6655%	(60,304)
		1,654,000		—	12/15/41	2.7825%	3 month USD-LIBOR-BBA	(64,719)
		4,800,000		—	12/15/21	2.10%	3 month USD-LIBOR-BBA	(34,730)
		1,638,000		—	12/16/21	2.0615%	3 month USD-LIBOR-BBA	(5,884)
		235,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	658
		32,022,000		—	12/21/13	0.735%	3 month USD-LIBOR-BBA	(6,434)
		107,143,000		—	12/21/16	1.257%	3 month USD-LIBOR-BBA	(196,707)
		10,663,000		—	12/21/16	3 month USD-LIBOR-BBA	1.246%	13,786
		186,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(34)
		9,817,000		—	1/3/14	0.773%	3 month USD-LIBOR-BBA	(8,737)
	EUR	23,640,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(2,621,919)
	MXN	33,670,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	64,712
	Goldman Sachs International
		$235,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	658
		186,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(34)
		21,213,000		(51,574)	11/17/14	0.715%	3 month USD-LIBOR-BBA	(2,825)
		21,213,000		(64,700)	12/19/14	0.745%	3 month USD-LIBOR-BBA	(17,531)
		64,530,000		—	6/8/18	2.52375%	3 month USD-LIBOR-BBA	(4,011,436)
		27,505,000		(48,134)	12/21/13	0.53%	3 month USD-LIBOR-BBA	58,476
		27,505,000		(48,134)	12/23/13	0.476%	3 month USD-LIBOR-BBA	88,209
		13,752,000		(23,894)	1/4/14	0.61%	3 month USD-LIBOR-BBA	8,561
		31,534,000		—	10/7/14	3 month USD-LIBOR-BBA	0.7775%	15,066
		2,244,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	65,861
		46,224,300		(19,650)	7/20/16	3 month USD-LIBOR-BBA	1.79%	1,657,163
		1,823,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	65,172
		27,794,000		—	7/26/21	3.09125%	3 month USD-LIBOR-BBA	(3,075,333)
		24,325,000	(E)	—	2/7/17	1.35%	3 month USD-LIBOR-BBA	(99,003)
		11,800,000		—	8/24/16	3 month USD-LIBOR-BBA	1.235%	87,870
		7,773,400		(22,219)	5/9/20	3 month USD-LIBOR-BBA	3.15%	808,681
		10,019,000		—	11/22/16	3 month USD-LIBOR-BBA	1.3415%	74,454
		4,502,000		—	11/30/21	2.2475%	3 month USD-LIBOR-BBA	(98,686)
		1,516,000		—	12/5/13	0.661%	3 month USD-LIBOR-BBA	1,589
		7,817,000		—	12/5/41	2.8137%	3 month USD-LIBOR-BBA	(362,918)
		11,905,000		—	12/14/41	3 month USD-LIBOR-BBA	2.8111%	539,126
		5,685,000		—	12/6/41	2.76625%	3 month USD-LIBOR-BBA	(206,021)
		2,464,773		—	12/6/41	2.7375%	3 month USD-LIBOR-BBA	(74,262)
		27,201,000		—	12/7/13	3 month USD-LIBOR-BBA	0.685%	(16,704)
		2,479,000		—	12/9/41	2.7875%	3 month USD-LIBOR-BBA	(100,569)
		8,783,082		(114,400)	11/30/16	3 month USD-LIBOR-BBA	2.31%	361,944
		3,005,000		—	12/9/41	3 month USD-LIBOR-BBA	2.773%	112,626
		2,216,000		—	12/12/21	2.145%	3 month USD-LIBOR-BBA	(25,666)
		8,097,000		—	12/15/14	3 month USD-LIBOR-BBA	0.7925%	(5,714)
		5,286,000		—	12/15/21	2.10%	3 month USD-LIBOR-BBA	(38,246)
		3,759,000		—	12/16/14	3 month USD-LIBOR-BBA	0.822%	473
		242,000		—	12/19/21	2.075%	3 month USD-LIBOR-BBA	(1,116)
	EUR	23,000,000		—	9/29/12	1.56%	6 month EUR-EURIBOR-REUTERS	(6,157)
	EUR	5,400,000		—	9/29/13	1.47%	6 month EUR-EURIBOR-REUTERS	(14,923)
	EUR	20,400,000		—	9/29/15	6 month EUR-EURIBOR-REUTERS	1.775%	251,284
	EUR	13,100,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	313,907
	GBP	5,247,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	263,525
	GBP	2,735,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	214,909
	GBP	4,961,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(212,257)
	GBP	4,763,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(517,860)
	GBP	4,763,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(473,182)
	JPMorgan Chase Bank, N.A.
		$6,000,000		—	12/19/16	1.25625%	3 month USD-LIBOR-BBA	(11,441)
		235,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	658
		186,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(34)
		3,114,000		—	12/22/21	2.056%	3 month USD-LIBOR-BBA	(8,270)
		8,899,000		—	12/29/13	3 month USD-LIBOR-BBA	0.754%	4,662
		2,435,000		—	1/3/22	2.0885%	3 month USD-LIBOR-BBA	(11,688)
		7,705,600		24,411	3/11/26	4.12%	3 month USD-LIBOR-BBA	(1,755,231)
		2,244,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	65,861
		72,889,500		13,012	3/31/16	3 month USD-LIBOR-BBA	2.42%	4,531,071
		20,362,000		1,278,734	7/26/21	4.525%	3 month USD-LIBOR-BBA	(3,691,640)
		30,543,000		1,932,837	7/27/21	4.745%	3 month USD-LIBOR-BBA	(6,145,595)
		4,779,000		—	11/14/16	3 month USD-LIBOR-BBA	1.2725%	21,377
		3,309,000		(45,002)	12/14/21	3 month USD-LIBOR-BBA	2.245%	23,489
		5,308,000		—	11/22/16	3 month USD-LIBOR-BBA	1.348%	41,128
		3,951,000		—	11/23/16	1.32%	3 month USD-LIBOR-BBA	(24,959)
		1,299,000		—	11/30/21	3 month USD-LIBOR-BBA	2.228%	26,141
		43,518,000		—	12/1/21	3 month USD-LIBOR-BBA	2.182%	686,913
		8,774,000		—	12/5/21	3 month USD-LIBOR-BBA	2.288%	221,956
		9,732,000		—	12/5/21	3 month USD-LIBOR-BBA	2.26625%	226,574
		3,844,000		—	9/19/16	3 month USD-LIBOR-BBA	1.231%	23,202
		3,883,000		—	12/6/41	2.812%	3 month USD-LIBOR-BBA	(178,623)
		50,211,000		—	12/6/13	3 month USD-LIBOR-BBA	0.70%	(14,333)
		4,105,000		—	12/7/41	3 month USD-LIBOR-BBA	2.7925%	171,470
		4,930,000		—	12/8/41	3 month USD-LIBOR-BBA	2.77225%	184,395
		59,887,000		—	12/12/13	0.659%	3 month USD-LIBOR-BBA	69,600
		1,729,734		—	12/14/21	2.143%	3 month USD-LIBOR-BBA	(19,512)
		7,952,000		—	12/14/14	3 month USD-LIBOR-BBA	0.7725%	(10,234)
	CAD	3,470,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(73,164)
	EUR	6,130,000		—	12/16/16	1 month EUR-EONIA-OIS-COMPOUND	1.205%	45,538
	EUR	15,020,000		—	12/16/13	0.52%	1 month EUR-EONIA-OIS-COMPOUND	(26,633)
	JPY	2,402,400,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	342,089
	JPY	511,900,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	347,528
	JPY	358,600,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	189,853
	JPY	482,100,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(104,206)
	MXN	96,740,000		—	12/9/16	1 month MXN-TIIE-BANXICO	5.76%	(25,035)
	MXN	19,054,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(24,359)
	MXN	24,639,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(30,192)
	MXN	4,810,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	10,568
	MXN	24,320,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	23,068
	MXN	66,197,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	62,788
	MXN	24,320,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	5,925
	MXN	37,740,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	31,421
	UBS, AG
	AUD	6,511,000		—	9/27/21	6 month AUD-BBR-BBSW	4.79%	111,157
	AUD	5,818,000		—	9/27/16	4.46%	6 month AUD-BBR-BBSW	(50,124)
	CHF	28,420,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(447,200)

	Total							$(30,541,896)
(E)	See Note 1 to the financial statements regarding extended effective dates. / See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$2,766,790		1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	$(23,468)
Barclays Bank PLC
	687,207		1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,094
	4,299,364		1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	29,035
	1,246,020		1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,610
	952,904		1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,034
	5,266,748		1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(36,084)
	4,306,728		1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(29,507)
	3,135,787		1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16,567
	1,268,653		1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	9,015
	147,996		1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,518)
	5,320,000		4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(171,992)
	2,766,790		1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	23,468
	3,229,926		1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(18,152)
	2,179,105		1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	19,342
	1,011,194		1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	8,976
	1,297,397		1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,334)
	2,080,165		1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11,691)
	2,466,534		1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,031
	3,593,804		1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(24,622)
	3,165,697		1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	22,496
	7,123,278		1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(60,421)
	990,839		1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6,691)
	1,817,766		1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,454)
	4,915,192		1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	24,730
	13,515,784		1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	71,405
	2,950,797		1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	15,589
	602,055		1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,711
	1,951,854		1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,788
	1,414,994		1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,371
	114,821		1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	775
	4,999,698		1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(33,059)
Citibank, N.A.
	1,918,141		1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,134
	4,110,890		1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,718
	3,588,807		1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,960
Credit Suisse International
	855,906		1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,166
	1,644,356		1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,687
	1,395,702		1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,839)
	2,181,865		1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,949)
Deutsche Bank AG
	2,181,865		1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,949)
Goldman Sachs International
	3,040,000		3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	68,157
	2,280,000		3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	48,885
	3,644,762		1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	30,121
EUR	5,940,000		10/18/13	(1.7775%)	Eurostat Eurozone HICP excluding tobacco	(61,810)

Total						$(41,675)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(18,605)		$2,090,000	12/20/19	(100 bp)	$325,193
	Deutsche Bank AG
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	425,000	9/20/13	715 bp	46,116
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	400,000	9/20/13	477 bp	20,780
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	400,000	9/20/13	535 bp	25,934
	JPMorgan Chase Bank, N.A.
	DJ CDX NA HY Series 17 Version 1 Index	B+/P	256,587		$2,530,360	12/20/16	500 bp	83,020
	Republic of Argentina, 8.28%, 12/31/33	B3	—		705,000	6/20/14	235 bp	(85,528)
	Republic of Italy, 6 7/8%, 9/27/23	—	(984,424)		3,717,000	12/20/21	(100 bp)	(101,983)
	Republic of Italy, 6 7/8%, 9/27/23	A2	824,097		9,386,000	12/20/13	100 bp	135,759
	Morgan Stanley Capital Services, Inc.
	Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		510,000	10/20/12	339 bp	(418)

	Total							$448,873

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
TRY	Turkish Lira
RUB	Russian Ruble
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through December 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $345,897,690.
(b)	The aggregate identified cost on a tax basis is $490,200,507, resulting in gross unrealized appreciation and depreciation of $12,986,190 and $26,275,439, respectively, or net unrealized depreciation of $13,289,249.
(NON)	Non-income-producing security.
(STP)	The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $11,867 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $62,171,763 and $57,347,218, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $199,200,968 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	88.9%
	Russia	1.9%
	Argentina	1.5%
	Venezuela	1.2%
	Ukraine	0.8%
	Brazil	0.8%
	Indonesia	0.7%
	Luxembourg	0.7%
	Netherlands	0.6%
	United Kingdom	0.6%
	Other	2.3%

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
	Outstanding contracts on purchased options contracts and written options contracts at the close of the reporting period are indicative of the volume of activity for each during the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, and to gain exposure to specific sectors/industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Credit default contracts: The fund enters into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
	Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $4,444,694 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $85,319,765 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $83,848,226.
	TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer cyclicals	$—	$—	$407
Energy	—	—	3,091
Total common stocks	—	—	3,498
Asset-backed securities	$—	$30,217,849	$—
Convertible bonds and notes	—	437,405	—
Convertible preferred stocks	—	240,464	—
Corporate bonds and notes	—	98,976,143	2,825
Foreign government bonds and notes	—	23,673,739	—
Mortgage-backed securities	—	78,808,754	118,991
Preferred stocks	—	141,935	—
Purchased options outstanding	—	21,285,309	—
Senior loans	—	7,975,264	496,250
U.S. Government and Agency Mortgage Obligations	—	33,438,742	—
U.S. Treasury Obligations	—	3,929,715	—
Warrants	—	348	15,940
Short-term investments	71,815,577	105,332,510	—

Totals by level	$71,815,577	$404,458,177	$637,504

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$978,785	$—
Futures contracts	369,946	—	—
Written options	—	(63,967,040)	—
TBA sale commitments	—	(2,058,750)	—
Interest rate swap contracts	—	(33,991,162)	—
Total return swap contracts	—	(41,675)	—
Credit default contracts	—	371,218	—

Totals by level	$369,946	$(98,708,624)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$1,319,069	$947,851
Foreign exchange contracts	2,484,658	1,505,873
Equity contracts	16,288	—
Interest rate contracts	71,036,956	147,381,577

Total	$74,856,970	$149,835,301

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2012